UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
Apple, Inc.	9.6
Microsoft Corp.	8.6
Amazon.com, Inc.	7.5
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	3.6
Alphabet, Inc. Class A	3.3
Tesla, Inc.	2.8
NVIDIA Corp.	1.9
PayPal Holdings, Inc.	1.4
Comcast Corp. Class A	1.2
43.5

Top Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	40.4
Communication Services	17.6
Consumer Discretionary	16.3
Health Care	10.1
Financials	4.9
Industrials	4.4
Consumer Staples	3.6
Real Estate	1.0
Utilities	0.7
Energy	0.4

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.9%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 17.6%
Diversified Telecommunication Services - 0.2%
Alaska Communication Systems Group, Inc.	34,501	$114,543
Anterix, Inc. (a)	9,410	465,419
AST SpaceMobile, Inc. (a)(b)	25,713	185,648
ATN International, Inc.	7,220	341,289
Bandwidth, Inc. (a)	12,478	1,476,023
Cogent Communications Group, Inc.	25,499	1,927,724
Consolidated Communications Holdings, Inc. (a)	35,218	329,640
Cuentas, Inc. (a)	6,700	15,075
Iridium Communications, Inc. (a)	76,355	2,917,525
Liberty Global PLC:
Class A (a)	112,326	3,067,623
Class B (a)	327	9,172
Class C (a)	207,371	5,644,639
Liberty Latin America Ltd.:
Class A (a)	17,405	248,369
Class C (a)	105,781	1,521,131
ORBCOMM, Inc. (a)	53,636	600,187
Radius Global Infrastructure, Inc. (a)	37,222	595,552
Sify Technologies Ltd. sponsored ADR (a)(b)	10,869	34,998
Vonage Holdings Corp. (a)	142,421	1,962,561
		21,457,118
Entertainment - 2.2%
Activision Blizzard, Inc.	430,360	41,852,510
Bilibili, Inc. ADR (a)(b)	110,239	11,815,416
Blue Hat Interactive Entertainment Technology (a)(b)	13,117	10,886
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	2,911	113,500
Cinedigm Corp. (a)	80,948	115,756
CuriosityStream, Inc. Class A (a)(b)	29,770	336,401
Dolphin Entertainment, Inc. (a)(b)	1,963	16,803
DouYu International Holdings Ltd. ADR (a)	82,330	650,407
Electronic Arts, Inc.	160,763	22,977,856
Gaia, Inc. Class A (a)(b)	13,031	151,290
GigaMedia Ltd. (a)(b)	1,957	5,714
Gravity Co. Ltd. ADR (a)	1,840	240,966
iQIYI, Inc. ADR (a)	204,220	2,912,177
Liquid Media Group Ltd. (a)(b)	1,038	1,962
LiveXLive Media, Inc. (a)(b)	40,255	198,860
Lizhi, Inc. ADR (a)(b)	11,176	74,544
Motorsport Games, Inc. Class A	4,828	78,407
NetEase, Inc. ADR	166,906	19,683,225
Netflix, Inc. (a)	245,026	123,201,523
Playtika Holding Corp.	227,853	6,250,008
Reading International, Inc. Class A (a)	23,664	155,236
Roku, Inc. Class A (a)	61,595	21,355,602
Scienjoy Holding Corp. (a)(b)	14,618	119,575
Sciplay Corp. (A Shares) (a)(b)	15,716	271,101
Score Media & Gaming, Inc. (a)	24,700	414,219
Take-Two Interactive Software, Inc. (a)	64,280	11,927,797
The9 Ltd. sponsored ADR (a)(b)	3,020	35,455
Versus Systems, Inc. (a)(b)	3,758	26,456
Warner Music Group Corp. Class A	60,450	2,169,551
Zynga, Inc. (a)	607,231	6,582,384
		273,745,587
Interactive Media & Services - 11.4%
36Kr Holdings, Inc. ADR (a)	1,078	2,781
9F, Inc. ADR (a)(b)	42,546	58,288
Alphabet, Inc.:
Class A (a)	166,179	391,658,976
Class C (a)	181,326	437,278,529
ANGI Homeservices, Inc. Class A (a)	41,962	595,021
Autoweb, Inc. (a)(b)	8,678	24,819
Baidu.com, Inc. sponsored ADR (a)	150,395	29,518,027
BlueCity Holdings Ltd. ADR (a)(b)	6,509	45,823
Bumble, Inc.	64,323	3,069,494
CarGurus, Inc. Class A (a)	54,093	1,526,504
Enthusiast Gaming Holdings, Inc. (a)(b)	27,099	187,525
EverQuote, Inc. Class A (a)	11,861	373,977
Facebook, Inc. Class A (a)	1,330,502	437,375,922
Fangdd Network Group Ltd. ADR (a)	11,938	37,247
Glory Star New Media Group Holdings Ltd. (a)(b)	31,038	111,116
IAC (a)	46,263	7,377,561
Izea Worldwide, Inc. (a)	31,302	87,020
JOYY, Inc. ADR	31,222	2,402,533
Kubient, Inc.	6,524	33,860
Liberty TripAdvisor Holdings, Inc. (a)	44,349	211,101
Match Group, Inc. (a)	149,317	21,409,071
Momo, Inc. ADR	89,497	1,255,643
Professional Diversity Network, Inc. (a)(b)	1,922	2,729
QuinStreet, Inc. (a)	27,593	499,709
Qutoutiao, Inc. ADR (a)(b)	66,007	142,575
So-Young International, Inc. ADR (a)(b)	33,998	333,180
Sohu.Com Ltd. ADR (a)	24,154	425,835
Super League Gaming, Inc. (a)	10,938	49,987
Travelzoo, Inc. (a)	6,862	114,184
TripAdvisor, Inc. (a)	67,405	2,928,747
Trivago NV ADR (a)(b)	43,707	173,080
TrueCar, Inc. (a)	56,073	331,391
Vimeo, Inc. (a)	75,107	3,154,494
Weibo Corp. sponsored ADR (a)	41,806	2,125,417
Yandex NV Series A (a)(b)	177,987	12,021,242
Zillow Group, Inc.:
Class A (a)	35,240	4,168,540
Class C (a)(b)	95,171	11,165,462
Zoominfo Technologies, Inc.	56,499	2,476,351
		1,374,753,761
Media - 2.9%
Advantage Solutions, Inc. Class A (a)	177,154	2,232,140
AirNet Technology, Inc. ADR (a)(b)	5,468	17,498
AMC Networks, Inc. Class A (a)(b)	15,873	852,063
AppLovin Corp. (a)(b)	116,984	8,693,081
Baosheng Media Group Holding Ltd. (b)	9,967	27,011
Beasley Broadcast Group, Inc. Class A (a)	286,682	791,242
Boston Omaha Corp. (a)	14,140	433,532
Cardlytics, Inc. (a)	17,246	1,837,561
Charter Communications, Inc. Class A (a)	107,263	74,497,371
Comcast Corp. Class A	2,526,885	144,891,586
comScore, Inc. (a)	34,018	136,072
Criteo SA sponsored ADR (a)	32,862	1,223,781
Cumulus Media, Inc. (a)	11,565	126,984
Daily Journal Corp. (a)	1,146	366,147
Discovery Communications, Inc.:
Class A (a)(b)	97,609	3,134,225
Class B (a)(b)	338	23,626
Class C (non-vtg.) (a)	174,356	5,239,398
DISH Network Corp. Class A (a)	158,925	6,916,416
E.W. Scripps Co. Class A	39,165	830,690
Fluent, Inc. (a)	46,702	134,969
Fox Corp.:
Class A	195,524	7,302,821
Class B	131,955	4,787,327
Hemisphere Media Group, Inc. (a)	12,950	160,192
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	35,410	402,612
iHeartMedia, Inc. (a)	59,410	1,378,906
Insignia Systems, Inc. (a)(b)	1,817	13,155
Lee Enterprises, Inc. (a)(b)	2,126	61,888
Liberty Broadband Corp.:
Class A (a)	16,672	2,701,864
Class C (a)	91,286	15,179,949
Liberty Media Corp.:
Liberty Braves Class A (a)	14,692	410,201
Liberty Braves Class C (a)	16,512	451,603
Liberty Formula One Group Series C (a)	111,860	4,994,549
Liberty Media Class A (a)	14,368	575,295
Liberty SiriusXM Series A (a)	60,111	2,624,446
Liberty SiriusXM Series C (a)	127,389	5,542,695
Loral Space & Communications Ltd.	10,892	412,262
Magnite, Inc. (a)	63,953	1,899,404
Marchex, Inc. Class B (a)	34,542	88,082
MDC Partners, Inc. Class A (a)	47,873	223,088
Mediaco Holding, Inc. (a)	911	2,760
National CineMedia, Inc.	42,414	205,284
News Corp.:
Class A	214,018	5,776,346
Class B	111,410	2,862,123
Nexstar Broadcasting Group, Inc. Class A	24,021	3,649,030
Perion Network Ltd. (a)	18,565	307,065
Salem Communications Corp. Class A (a)	18,198	36,578
Scholastic Corp.	14,533	489,471
Sinclair Broadcast Group, Inc. Class A (b)	30,876	1,040,212
Sirius XM Holdings, Inc. (b)	2,305,455	14,409,094
SRAX, Inc. (a)	4,853	24,022
TechTarget, Inc. (a)	16,622	1,168,693
Thryv Holdings, Inc. (a)	17,809	516,461
Troika Media Group, Inc. (a)(b)	13,068	34,107
TuanChe Ltd. ADR (A Shares) (a)	5,969	18,623
Urban One, Inc.:
Class A (a)(b)	4,568	33,575
Class D (non-vtg.) (a)	21,932	105,274
ViacomCBS, Inc.:
Class A	25,071	1,166,804
Class B	311,783	13,225,835
WiMi Hologram Cloud, Inc. ADR (a)(b)	26,959	143,152
ZW Data Action Technologies, Inc. (a)	7,173	12,696
		346,842,937
Wireless Telecommunication Services - 0.9%
Boingo Wireless, Inc. (a)	33,020	461,620
Frontier Communications Parent, Inc. (a)	128,100	3,199,938
Gogo, Inc. (a)(b)	49,687	676,737
Millicom International Cellular SA (a)	56,253	2,514,509
NII Holdings, Inc. (a)(c)	5,182	11,245
Partner Communications Co. Ltd. ADR (a)	3,584	16,881
Shenandoah Telecommunications Co.	29,094	1,451,500
Spok Holdings, Inc.	21,855	255,048
T-Mobile U.S., Inc.	688,566	97,397,661
uCloudlink Group, Inc. ADR (b)	867	10,352
VEON Ltd. sponsored ADR (a)(b)	955,565	1,739,128
Vodafone Group PLC sponsored ADR	207,213	3,827,224
		111,561,843

TOTAL COMMUNICATION SERVICES		2,128,361,246

CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	80,926
China XD Plastics Co. Ltd. (a)(b)	32,740	20,921
Dorman Products, Inc. (a)	17,959	1,838,642
Foresight Autonomous Holdings Ltd. ADR (a)	22,345	95,860
Fox Factory Holding Corp. (a)	23,255	3,615,687
Gentex Corp.	137,295	4,873,973
Gentherm, Inc. (a)	17,553	1,273,119
Kandi Technolgies, Inc. (a)(b)	39,238	213,455
Luminar Technologies, Inc. (a)(b)	132,157	2,710,540
Motorcar Parts of America, Inc. (a)	12,691	296,589
Patrick Industries, Inc.	13,038	1,117,357
Strattec Security Corp. (a)	1,858	93,272
Sypris Solutions, Inc. (a)	6,622	21,786
The Goodyear Tire & Rubber Co. (a)	127,662	2,531,537
Visteon Corp. (a)	15,401	1,886,006
XPEL, Inc. (a)	16,220	1,330,040
		21,999,710
Automobiles - 2.9%
Arcimoto, Inc. (a)(b)	23,426	228,404
Arrival Group (a)(b)	340,277	6,529,916
AYRO, Inc. (a)(b)	18,733	91,604
Canoo, Inc. (a)(b)	134,890	1,068,329
ElectraMeccanica Vehicles Corp. (a)(b)	60,611	227,291
Li Auto, Inc. ADR (a)(b)	92,236	2,149,099
Lordstown Motors Corp. (a)(b)	96,741	957,736
Niu Technologies ADR (a)(b)	21,921	730,408
Tesla, Inc. (a)	530,976	331,976,815
Workhorse Group, Inc. (a)(b)	69,202	648,423
		344,608,025
Distributors - 0.2%
Core-Mark Holding Co., Inc.	24,611	1,128,660
Educational Development Corp.	7,081	101,966
Funko, Inc. (a)	21,098	553,823
LKQ Corp. (a)	164,269	8,371,148
Pool Corp.	22,204	9,693,156
Weyco Group, Inc.	6,799	139,923
		19,988,676
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (b)	16,514	80,258
Afya Ltd. (a)	26,135	611,820
American Public Education, Inc. (a)	10,578	296,184
Amesite, Inc. (b)	4,562	10,858
Arco Platform Ltd. Class A (a)(b)	16,917	491,608
Aspen Group, Inc./Co. (a)(b)	13,497	78,553
ATA Creativity Global ADR (a)	852	2,539
Elite Education Group International Ltd. (a)	1,797	8,644
Frontdoor, Inc. (a)	47,662	2,559,449
Grand Canyon Education, Inc. (a)	26,726	2,430,462
Hailiang Education Group, Inc. ADR (a)	2,666	108,186
Houghton Mifflin Harcourt Co. (a)	73,089	726,505
Laureate Education, Inc. Class A (a)	65,299	954,018
Lincoln Educational Services Corp. (a)	18,674	144,724
Meten EdtechX Education Group Ltd. (a)(b)	24,844	23,940
OneSpaWorld Holdings Ltd. (b)	36,193	405,724
Perdoceo Education Corp. (a)	34,522	420,823
RISE Education Cayman Ltd. ADR (a)(b)	9,767	34,087
Select Interior Concepts, Inc. (a)	10,751	120,196
Strategic Education, Inc.	13,286	941,180
Tarena International, Inc. ADR (a)	24,820	90,593
Vasta Platform Ltd. (a)(b)	15,730	138,267
Vitru Ltd. (a)(b)	11,520	171,648
WW International, Inc. (a)	37,856	1,487,741
Xpresspa Group, Inc. (a)(b)	47,091	65,456
Zovio, Inc. (a)	16,099	37,833
		12,441,296
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A	106,576	14,963,270
Allied Esports Entertainment, Inc. (a)(b)	17,647	40,941
BBQ Holdings, Inc. (a)	3,815	51,083
BJ's Restaurants, Inc. (a)	13,822	764,080
Bloomin' Brands, Inc. (a)	47,883	1,414,943
BurgerFi International, Inc. (a)(b)	4,365	46,138
Caesars Entertainment, Inc. (a)	115,094	12,366,850
Carrols Restaurant Group, Inc. (a)	18,564	109,713
Century Casinos, Inc. (a)	13,204	184,724
Churchill Downs, Inc.	21,193	4,228,639
Chuy's Holdings, Inc. (a)	9,648	399,910
Cracker Barrel Old Country Store, Inc.	13,041	2,056,827
Dave & Buster's Entertainment, Inc. (a)	26,022	1,100,210
Del Taco Restaurants, Inc.	26,399	268,214
Denny's Corp. (a)	38,087	669,569
DraftKings, Inc. Class A (a)(b)	220,744	11,026,163
El Pollo Loco Holdings, Inc. (a)	18,467	311,354
Elys Game Technology Corp. (b)	9,181	46,364
Esports Entertainment Group, Inc. (a)(b)	9,215	105,235
Esports Technologies, Inc. (a)(b)	6,743	150,301
Expedia, Inc. (a)	77,117	13,645,853
Extended Stay America, Inc. unit	95,783	1,887,883
FAT Brands, Inc. (b)	4,334	43,990
Fiesta Restaurant Group, Inc. (a)	12,322	167,456
Full House Resorts, Inc. (a)	12,432	139,984
GAN Ltd. (b)	21,916	379,147
Golden Entertainment, Inc. (a)	16,184	690,086
Golden Nugget Online Gaming, Inc. (a)	30,268	398,327
Good Times Restaurants, Inc. (a)	9,092	38,459
Hall of Fame Resort & Entertainment Co. (a)(b)	57,261	209,003
Huazhu Group Ltd. ADR (a)	84,738	4,844,471
Inspired Entertainment, Inc. (a)(b)	15,862	181,779
Jack in the Box, Inc.	12,571	1,428,066
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,116	176,906
Lindblad Expeditions Holdings (a)	29,723	505,885
MakeMyTrip Ltd. (a)	37,977	1,044,368
Marriott International, Inc. Class A (a)	179,112	25,716,901
Melco Crown Entertainment Ltd. sponsored ADR (a)	120,068	2,063,969
Monaker Group, Inc. (a)	4,554	11,385
Monarch Casino & Resort, Inc. (a)	10,263	732,368
Muscle Maker, Inc. (a)(b)	92,471	119,288
Nathan's Famous, Inc.	3,678	237,488
NeoGames SA	14,676	940,732
Noodles & Co. (a)	27,889	359,210
Papa John's International, Inc.	18,186	1,708,575
Penn National Gaming, Inc. (a)	86,489	7,089,503
Playa Hotels & Resorts NV (a)	84,615	618,536
Potbelly Corp. (a)	12,369	85,222
Rave Restaurant Group, Inc. (a)(b)	5,714	8,514
RCI Hospitality Holdings, Inc.	5,507	426,793
Red Robin Gourmet Burgers, Inc. (a)	10,497	376,422
Red Rock Resorts, Inc. (a)	40,224	1,800,024
Ruth's Hospitality Group, Inc. (a)	22,375	540,133
Scientific Games Corp. Class A (a)	52,401	3,801,169
Starbucks Corp.	651,344	74,175,055
Target Hospitality Corp. (a)	58,530	225,341
Texas Roadhouse, Inc. Class A	38,296	3,856,790
The Booking Holdings, Inc. (a)	22,649	53,486,746
The Cheesecake Factory, Inc. (a)	25,493	1,499,498
The ONE Group Hospitality, Inc. (a)	13,247	142,008
Tuniu Corp. Class A sponsored ADR (a)(b)	16,132	41,621
Wendy's Co.	121,893	2,830,355
Wingstop, Inc.	16,370	2,335,672
Wynn Resorts Ltd. (a)	64,337	8,484,120
		269,799,629
Household Durables - 0.3%
Aterian, Inc. (a)(b)	16,374	293,913
Bassett Furniture Industries, Inc.	4,416	133,761
Cavco Industries, Inc. (a)	5,108	1,130,247
Dixie Group, Inc. (a)	3,321	9,299
Dream Finders Homes, Inc. (b)	17,179	545,777
Flexsteel Industries, Inc.	3,070	142,694
Garmin Ltd.	105,842	15,054,966
GoPro, Inc. Class A (a)	70,308	788,856
Green Brick Partners, Inc. (a)	28,580	667,057
Helen of Troy Ltd. (a)	13,721	2,887,996
Hooker Furniture Corp.	6,220	222,987
iRobot Corp. (a)(b)	15,616	1,525,683
Koss Corp. (a)(b)	3,692	85,174
Landsea Homes Corp. (a)	25,608	230,728
Legacy Housing Corp. (a)	10,995	209,345
LGI Homes, Inc. (a)	13,970	2,525,916
Lifetime Brands, Inc.	13,509	202,635
Live Ventures, Inc. (a)	1,095	59,338
Lovesac (a)(b)	7,926	658,017
Nephros, Inc. (a)	896	7,840
Newell Brands, Inc.	233,512	6,699,459
Nova LifeStyle, Inc. (a)	1,669	4,990
Purple Innovation, Inc. (a)(b)	36,365	1,037,130
Sonos, Inc. (a)	66,509	2,460,833
Turtle Beach Corp. (a)	8,432	279,099
Universal Electronics, Inc. (a)	7,167	358,780
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	174,956
VOXX International Corp. (a)	13,480	202,739
Vuzix Corp. (a)(b)	31,880	556,625
ZAGG, Inc. rights (a)(c)	14,972	1,347
		39,158,187
Internet & Direct Marketing Retail - 8.8%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,092	642,673
Amazon.com, Inc. (a)	278,522	897,695,903
Baozun, Inc. sponsored ADR (a)(b)	30,699	1,064,948
Betterware de Mexico SAPI de CV	19,006	825,431
CarParts.com, Inc. (a)(b)	26,339	430,379
ContextLogic, Inc. (b)	281,208	2,232,792
Dada Nexus Ltd. ADR	42,689	1,072,775
Duluth Holdings, Inc. (a)(b)	13,890	223,629
eBay, Inc.	378,665	23,053,125
ECMOHO Ltd. ADR (a)(b)	46,854	82,932
Etsy, Inc. (a)	70,145	11,554,986
Future FinTech Group, Inc. (a)(b)	31,219	96,155
Global-e Online Ltd. (a)	75,300	2,474,358
Groupon, Inc. (a)	15,919	752,173
iMedia Brands, Inc. (a)(b)	9,667	95,703
JD.com, Inc. sponsored ADR (a)	460,173	34,025,192
Lands' End, Inc. (a)	18,511	474,067
Liquidity Services, Inc. (a)	20,910	499,958
MercadoLibre, Inc. (a)	27,658	37,578,095
Molecular Data, Inc. ADR (a)(b)	16,490	13,274
Moxian, Inc. (a)(b)	7,230	76,638
Oriental Culture Holding Ltd. (a)(b)	8,674	41,462
Overstock.com, Inc. (a)(b)	23,484	2,006,238
Ozon Holdings PLC ADR (b)	23,716	1,258,608
PetMed Express, Inc. (b)	11,354	328,131
Pinduoduo, Inc. ADR (a)	191,211	23,878,430
Points International Ltd. (a)	12,126	213,054
Porch Group, Inc. Class A (a)	46,943	803,664
Poshmark, Inc. (b)	5,613	261,005
PubMatic, Inc. (b)	3,537	104,589
Qurate Retail, Inc.	1,734	25,871
Qurate Retail, Inc. Series A	222,309	3,030,072
Remark Holdings, Inc. (a)(b)	47,241	78,892
RumbleON, Inc. Class B (a)	1,191	48,128
Secoo Holding Ltd. ADR (a)(b)	8,591	21,735
Stamps.com, Inc. (a)	10,259	1,925,409
Stitch Fix, Inc. (a)	35,391	1,892,003
The Honest Co., Inc. (b)	46,500	733,770
The RealReal, Inc. (a)(b)	49,020	856,379
thredUP, Inc. (a)(b)	6,150	145,079
Trip.com Group Ltd. ADR (a)	292,946	12,259,790
Trxade Group, Inc. (a)	55,473	200,812
Uxin Ltd. ADR (a)(b)	133,417	493,643
Waitr Holdings, Inc. (a)	61,095	124,023
Wunong Net Technology Co. Ltd. (b)	13,855	98,925
Yatra Online, Inc. (a)	6,606	13,939
Yunji, Inc. ADR (a)(b)	27,988	50,518
		1,065,859,355
Leisure Products - 0.3%
American Outdoor Brands, Inc. (a)	7,566	242,339
AMMO, Inc. (b)	50,109	343,748
BRP, Inc.	22,856	1,927,446
Clarus Corp.	16,429	389,203
Escalade, Inc.	7,721	188,778
Genius Brands International, Inc. (a)(b)	160,281	282,095
Hasbro, Inc.	75,737	7,268,480
JAKKS Pacific, Inc. (a)	21,533	184,753
Johnson Outdoors, Inc. Class A	5,547	677,788
Malibu Boats, Inc. Class A (a)	11,640	912,809
MasterCraft Boat Holdings, Inc. (a)	12,347	342,753
Mattel, Inc. (a)	192,502	4,082,967
Peloton Interactive, Inc. Class A (a)	146,405	16,149,936
Smith & Wesson Brands, Inc. (b)	30,266	643,455
Vinco Ventures, Inc. (a)(b)	8,054	22,793
		33,659,343
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	131,005	12,772,988
Franchise Group, Inc.	22,084	815,783
Ollie's Bargain Outlet Holdings, Inc. (a)	36,387	3,145,292
		16,734,063
Specialty Retail - 0.9%
Academy Sports & Outdoors, Inc.	51,233	1,871,541
America's Car Mart, Inc. (a)	3,745	615,641
Arko Corp. (a)(b)	75,986	797,093
Bed Bath & Beyond, Inc. (a)(b)	61,018	1,707,894
Big 5 Sporting Goods Corp. (b)	11,018	338,804
Blink Charging Co. (a)(b)	23,316	792,744
CarLotz, Inc. Class A (a)(b)	60,458	264,806
Citi Trends, Inc. (a)	5,929	494,123
Conn's, Inc. (a)	14,596	338,481
Cricut, Inc. (a)	7,331	247,568
DavidsTea, Inc. (a)(b)	19,290	74,845
Five Below, Inc. (a)	31,073	5,721,161
GrowGeneration Corp. (a)	32,198	1,429,913
Hibbett Sports, Inc. (a)	9,681	820,562
JOANN, Inc.	21,074	297,776
Kaixin Auto Holdings (a)(b)	31,869	76,167
Kirkland's, Inc. (a)	7,395	190,125
Lazydays Holdings, Inc. (a)(b)	4,667	108,181
Leslie's, Inc. (b)	103,099	3,006,367
LMP Automotive Holdings, Inc. (a)(b)	4,849	73,220
Monro, Inc.	17,865	1,113,704
National Vision Holdings, Inc. (a)	44,963	2,233,312
O'Reilly Automotive, Inc. (a)	38,875	20,802,790
OneWater Marine, Inc. Class A (a)	5,012	246,791
Petco Health & Wellness Co., Inc. (b)	125,762	2,848,509
Rent-A-Center, Inc.	30,235	1,868,825
Ross Stores, Inc.	196,809	24,874,690
Shift Technologies, Inc. Class A (a)(b)	41,600	294,528
Shoe Carnival, Inc.	8,397	566,881
Sleep Number Corp. (a)	14,174	1,580,259
Smart Share Global Ltd. ADR (a)(b)	7,345	44,364
Sportsman's Warehouse Holdings, Inc. (a)	25,040	445,712
The Children's Place Retail Stores, Inc. (a)	8,107	753,870
The ODP Corp. (a)	28,644	1,252,889
Tractor Supply Co.	64,529	11,724,919
TravelCenters of America LLC (a)	7,299	208,897
Ulta Beauty, Inc. (a)	31,267	10,798,371
Urban Outfitters, Inc. (a)	54,234	2,123,803
Vroom, Inc. (b)	75,250	3,326,803
Winmark Corp.	2,110	413,180
Zumiez, Inc. (a)	13,387	586,618
		107,376,727
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	22,010	57,006
Columbia Sportswear Co.	36,434	3,742,865
Crocs, Inc. (a)	36,419	3,687,060
Crown Crafts, Inc.	9,628	74,617
Ever-Glory International Group, Inc. (a)(b)	13,112	29,502
Fossil Group, Inc. (a)	29,540	417,105
G-III Apparel Group Ltd. (a)	27,453	907,047
Lakeland Industries, Inc. (a)(b)	4,176	105,319
lululemon athletica, Inc. (a)	69,261	22,380,307
Naked Brand Group, Inc. (a)(b)	252,302	156,175
PLBY Group, Inc. (a)(b)	18,050	822,539
Rocky Brands, Inc.	4,879	284,543
Sequential Brands Group, Inc.(a)(b)	1,677	12,527
Steven Madden Ltd.	45,830	1,897,362
Superior Group of Companies, Inc.	9,905	252,875
Vera Bradley, Inc. (a)	13,988	160,582
		34,987,431

TOTAL CONSUMER DISCRETIONARY		1,966,612,442

CONSUMER STAPLES - 3.6%
Beverages - 1.5%
Alkaline Water Co., Inc. (a)(b)	24,367	28,509
Celsius Holdings, Inc. (a)	40,284	2,640,213
Coca-Cola Bottling Co. Consolidated	3,834	1,552,463
Keurig Dr. Pepper, Inc. (b)	778,018	28,755,545
MGP Ingredients, Inc. (b)	11,606	808,822
Monster Beverage Corp. (a)	290,994	27,432,004
National Beverage Corp. (b)	52,067	2,599,705
Newage, Inc. (a)(b)	64,269	152,318
PepsiCo, Inc.	761,286	112,624,651
REED'S, Inc. (a)(b)	38,061	37,680
Willamette Valley Vineyards, Inc. (a)	1,065	15,304
		176,647,214
Food & Staples Retailing - 1.1%
111, Inc. ADR (a)(b)	17,084	166,227
Andersons, Inc.	15,472	480,870
BOQI International Medical, Inc. (a)(b)	17,839	22,477
Casey's General Stores, Inc.	20,433	4,512,424
Chefs' Warehouse Holdings (a)	21,604	664,539
China Jo-Jo Drugstores, Inc. (a)(b)	47,150	46,745
Costco Wholesale Corp.	246,081	93,085,060
G Willi-Food International Ltd. (a)	5,646	129,632
Grocery Outlet Holding Corp. (a)(b)	52,534	1,789,833
HF Foods Group, Inc. (a)(b)	38,952	237,997
iFresh, Inc. (a)	18,845	24,687
Ingles Markets, Inc. Class A	9,556	591,899
MedAvail Holdings, Inc. (a)(b)	17,470	224,315
Oatly Group AB ADR (a)	44,500	1,055,095
PriceSmart, Inc.	17,300	1,527,590
SpartanNash Co.	22,023	461,822
Sprouts Farmers Market LLC (a)(b)	62,788	1,670,161
Urban Tea, Inc. (a)(b)	15,078	32,418
Village Super Market, Inc. Class A	6,605	159,247
Walgreens Boots Alliance, Inc.	481,011	25,330,039
		132,213,077
Food Products - 0.9%
Alico, Inc.	5,485	175,520
AppHarvest, Inc. (a)(b)	57,171	951,897
Beyond Meat, Inc. (a)(b)	35,278	5,130,127
Bioceres Crop Solutions Corp. (a)(b)	4,860	74,650
Bridgford Foods Corp. (a)(b)	3,580	63,259
Cal-Maine Foods, Inc. (a)(b)	24,897	869,154
Calavo Growers, Inc.	8,985	639,732
China Xiangtai Food Co. Ltd. (a)(b)	30,160	40,716
Farmer Brothers Co. (a)	13,797	166,116
Freshpet, Inc. (a)	23,945	4,233,955
Hostess Brands, Inc. Class A (a)(b)	69,302	1,086,655
J&J Snack Foods Corp.	10,693	1,877,477
John B. Sanfilippo & Son, Inc.	5,270	491,744
Lancaster Colony Corp.	16,021	2,990,640
Landec Corp. (a)	22,245	266,273
Lifeway Foods, Inc. (a)	9,131	52,138
Limoneira Co.	11,551	217,043
Mission Produce, Inc.	38,524	782,422
Mondelez International, Inc.	787,681	50,041,374
Nuzee, Inc. (a)(b)	6,728	20,722
Origin Agritech Ltd. (a)(b)	3,770	43,544
Pilgrim's Pride Corp. (a)	134,622	3,236,313
Pingtan Marine Enterprise Ltd. (a)(b)	41,107	38,336
RiceBran Technologies (a)	20,420	21,645
S&W Seed Co. (a)	18,677	66,490
Sanderson Farms, Inc.	12,122	1,972,856
Seneca Foods Corp. Class A (a)	5,752	265,972
SunOpta, Inc. (a)	55,068	688,350
Tattooed Chef, Inc. (a)(b)	46,113	981,285
TDH Holdings, Inc. (a)	18,662	39,750
The Hain Celestial Group, Inc. (a)	58,319	2,377,082
The Kraft Heinz Co.	680,013	29,641,767
The Simply Good Foods Co. (a)	53,130	1,834,579
Village Farms International, Inc. (a)(b)	42,805	417,349
Vital Farms, Inc. (a)(b)	21,832	464,803
Whole Earth Brands, Inc. Class A (a)	17,247	227,833
		112,489,568
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	30,266	1,526,920
Ocean Bio-Chem, Inc.	6,206	84,712
Reynolds Consumer Products, Inc.	123,430	3,720,180
WD-40 Co. (b)	7,704	1,885,939
		7,217,751
Personal Products - 0.0%
DSwiss, Inc. (c)(d)	7,648	0
Guardion Health Sciences, Inc. (a)	26,340	41,354
Happiness Biotech Group Ltd. (b)	6,115	10,640
Inter Parfums, Inc.	18,677	1,428,417
Jowell Global Ltd. (a)(b)	11,744	81,386
Jupiter Wellness, Inc. (a)(b)	6,237	27,755
Lifemd, Inc. (a)(b)	13,704	176,508
LifeVantage Corp. (a)	7,378	58,803
Mannatech, Inc.	1,514	38,077
Natural Alternatives International, Inc. (a)	4,379	60,386
Natural Health Trends Corp.	6,237	45,468
Nature's Sunshine Products, Inc.	13,052	267,435
Neptune Technologies & Bioressources, Inc. (a)(b)	73,564	93,426
Shineco, Inc. (a)(b)	3,572	28,362
Summer Infant, Inc. (a)	1,330	17,144
United-Guardian, Inc.	2,521	41,748
Veru, Inc. (a)	43,597	384,962
		2,801,871

TOTAL CONSUMER STAPLES		431,369,481

ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Championx Corp. (a)	108,000	2,862,000
CSI Compressco LP	45,237	81,879
Dawson Geophysical Co. (a)	26,712	63,842
DMC Global, Inc. (a)	9,930	525,992
ENGlobal Corp. (a)	17,757	45,458
Geospace Technologies Corp. (a)	17,265	140,882
Gulf Island Fabrication, Inc. (a)	18,749	92,245
KLX Energy Services Holdings, Inc. (a)	7,083	84,075
Mammoth Energy Services, Inc. (a)	30,249	114,946
MIND Technology, Inc. (a)	6,775	15,041
NCS Multistage Holdings, Inc. (a)	2,198	63,698
Patterson-UTI Energy, Inc.	107,721	901,625
Profire Energy, Inc. (a)	47,414	52,155
Recon Technology Ltd. (a)(b)	12,004	145,128
U.S. Well Services, Inc. (a)(b)	26,071	31,024
		5,219,990
Oil, Gas & Consumable Fuels - 0.4%
Abraxas Petroleum Corp. (a)(b)	36,874	94,029
Aemetis, Inc. (a)	14,634	198,583
Alliance Resource Partners LP	64,519	384,533
Alto Ingredients, Inc. (a)(b)	38,730	258,329
Altus Midstream Co. (b)	1,176	74,064
American Resources Corp. (a)(b)	26,610	76,105
Amplify Energy Corp. warrants 5/4/22 (a)	717	50
APA Corp.	206,630	4,297,904
Berry Petroleum Corp.	30,538	194,222
Blueknight Energy Partners LP	54,017	216,068
Brooge Energy Ltd. (a)(b)	37,918	340,883
Calumet Specialty Products Partners LP (a)	61,788	374,435
Centennial Resource Development, Inc. Class A (a)(b)	146,958	777,408
Chesapeake Energy Corp.	54,200	2,861,760
Clean Energy Fuels Corp. (a)	110,509	875,231
Diamondback Energy, Inc.	100,922	8,080,825
Dorchester Minerals LP	21,696	329,779
Epsilon Energy Ltd. (a)	2,419	9,870
Extraction Oil & Gas, Inc. (a)	13,352	655,850
Falcon Minerals Corp.	45,603	212,510
Gevo, Inc. (a)	109,249	825,922
Golar LNG Ltd. (a)	58,331	740,804
Green Plains Partners LP	18,721	232,889
Green Plains, Inc. (a)(b)	22,988	733,087
Hallador Energy Co. (a)	35,000	84,700
HighPeak Energy, Inc. (a)(b)	51,002	520,220
Marine Petroleum Trust	339	1,536
Martin Midstream Partners LP	28,709	75,218
National Energy Services Reunited Corp. (a)	46,953	602,407
New Fortress Energy, Inc.	97,604	4,109,128
Nextdecade Corp. (a)	77,128	148,857
Oasis Midstream Partners LP	16,476	465,447
Oasis Petroleum, Inc.	13,114	1,162,032
PDC Energy, Inc.	53,812	2,271,943
Penn Virginia Corp. (a)(b)	7,152	137,891
Plains All American Pipeline LP	391,676	4,124,348
Plains GP Holdings LP Class A	96,390	1,051,615
PrimeEnergy Corp. (a)	938	38,721
Rattler Midstream LP	28,222	297,460
Renewable Energy Group, Inc. (a)	24,593	1,501,895
StealthGas, Inc. (a)	34,922	105,814
Tellurian, Inc. (a)(b)	204,847	893,133
Top Ships, Inc. (a)(b)	32,230	50,601
Torchlight Energy Resources, Inc. (a)(b)	84,218	200,439
TORM PLC (b)	42,268	396,474
TransGlobe Energy Corp. (a)	84,684	143,963
U.S. Energy Corp. (a)(b)	7,677	30,708
Vertex Energy, Inc. (a)(b)	61,060	476,879
Viper Energy Partners LP (b)	33,309	600,561
		42,337,130

TOTAL ENERGY		47,557,120

FINANCIALS - 4.9%
Banks - 1.9%
1st Constitution Bancorp	6,490	136,939
1st Source Corp.	12,820	634,205
ACNB Corp.	4,529	130,435
Allegiance Bancshares, Inc.	13,633	552,954
Altabancorp	12,757	586,822
Amalgamated Financial Corp.	18,900	307,503
Amerant Bancorp, Inc. Class A (a)	21,076	508,353
American National Bankshares, Inc.	6,531	226,495
American River Bankshares	3,500	67,410
Ameris Bancorp	41,411	2,275,120
Ames National Corp. (b)	6,067	153,495
Arrow Financial Corp.	9,726	360,835
Atlantic Capital Bancshares, Inc. (a)	17,597	494,828
Atlantic Union Bankshares Corp.	43,652	1,790,605
Auburn National Bancorp., Inc.	551	21,048
BancFirst Corp.	18,889	1,302,774
Bancorp, Inc., Delaware (a)	36,202	877,536
Bank First National Corp.	3,233	230,254
Bank of Commerce Holdings	11,306	166,764
Bank of Marin Bancorp	9,882	333,122
Bank OZK	70,392	3,006,442
Bank7 Corp. (b)	2,512	45,794
BankFinancial Corp.	14,628	161,639
Bankwell Financial Group, Inc.	4,285	122,380
Banner Corp.	18,237	1,067,412
BayCom Corp. (a)	3,947	73,098
BCB Bancorp, Inc.	9,394	137,246
BOK Financial Corp.	38,544	3,509,046
Boston Private Financial Holdings, Inc.	36,865	565,140
Brookline Bancorp, Inc., Delaware	31,420	529,741
Bryn Mawr Bank Corp.	10,749	513,802
Business First Bancshares, Inc.	8,715	212,646
C & F Financial Corp. (b)	2,765	136,812
California Bancorp, Inc. (a)	1,627	30,767
Cambridge Bancorp	2,788	239,071
Camden National Corp.	10,935	520,725
Capital Bancorp, Inc. (a)	4,569	100,472
Capital City Bank Group, Inc.	17,094	458,119
Capstar Financial Holdings, Inc.	13,933	304,993
Carter Bankshares, Inc. (a)	17,756	276,461
Cathay General Bancorp	45,999	1,917,238
CBTX, Inc.	13,467	398,623
Central Valley Community Bancorp	8,707	185,198
Century Bancorp, Inc. Class A (non-vtg.)	2,504	285,706
Chemung Financial Corp.	4,490	209,234
ChoiceOne Financial Services, Inc. (b)	2,947	75,885
Citizens & Northern Corp.	1,569	38,739
Citizens Community Bancorp, Inc.	4,935	66,672
Citizens Holding Co. (b)	2,179	41,183
City Holding Co.	9,999	802,120
Civista Bancshares, Inc.	12,037	285,758
CNB Financial Corp., Pennsylvania	11,686	284,087
Coastal Financial Corp. of Washington (a)	5,404	168,064
Codorus Valley Bancorp, Inc.	7,465	141,536
Colony Bankcorp, Inc. (b)	4,381	80,435
Columbia Banking Systems, Inc.	39,869	1,720,746
Commerce Bancshares, Inc.	65,883	5,130,968
Community Bankers Trust Corp.	16,444	145,365
Community Financial Corp.	4,047	143,547
Community Trust Bancorp, Inc.	12,339	545,137
ConnectOne Bancorp, Inc.	16,385	453,701
County Bancorp, Inc.	4,222	105,128
CrossFirst Bankshares, Inc. (a)	26,193	385,299
CVB Financial Corp.	76,652	1,700,141
Dime Community Bancshares, Inc.	19,145	664,523
Eagle Bancorp Montana, Inc.	2,880	72,029
Eagle Bancorp, Inc.	12,960	740,534
East West Bancorp, Inc.	79,134	5,917,641
Eastern Bankshares, Inc.	100,469	2,250,506
Enterprise Bancorp, Inc.	7,478	257,692
Enterprise Financial Services Corp.	17,311	855,337
Equity Bancshares, Inc. (a)	7,783	255,749
Esquire Financial Holdings, Inc. (a)	1,609	39,630
Farmers & Merchants Bancorp, Inc.	7,012	154,264
Farmers National Banc Corp.	23,198	403,645
Fidelity D & D Bancorp, Inc. (b)	1,959	109,175
Fifth Third Bancorp	394,075	16,606,321
Financial Institutions, Inc.	9,689	311,308
First Bancorp, North Carolina	21,011	932,258
First Bancshares, Inc.	9,721	379,605
First Bank Hamilton New Jersey	14,532	199,524
First Busey Corp.	27,899	747,414
First Capital, Inc. (b)	2,233	99,592
First Choice Bancorp	2,515	80,807
First Citizens Bancshares, Inc.	4,989	4,293,533
First Community Bankshares, Inc.	13,105	408,352
First Community Corp.	3,875	77,888
First Financial Bancorp, Ohio	55,952	1,425,097
First Financial Bankshares, Inc.	80,098	4,032,934
First Financial Corp., Indiana	8,773	398,119
First Financial Northwest, Inc.	10,995	159,867
First Foundation, Inc.	27,783	697,353
First Guaranty Bancshares, Inc. (b)	7,321	144,297
First Hawaiian, Inc.	79,393	2,235,707
First Internet Bancorp	8,345	283,062
First Interstate Bancsystem, Inc.	23,864	1,123,278
First Merchants Corp.	29,303	1,357,901
First Mid-Illinois Bancshares, Inc.	11,244	493,612
First Midwest Bancorp, Inc., Delaware	61,314	1,283,302
First Northwest Bancorp	7,546	134,394
First of Long Island Corp.	15,039	338,378
First Savings Financial Group, Inc.	448	32,274
First U.S. Bancshares, Inc.	3,641	37,320
First Western Financial, Inc. (a)	2,387	66,239
Flushing Financial Corp.	10,637	248,587
FNCM Bancorp, Inc.	3,698	27,254
Fulton Financial Corp.	95,023	1,646,749
FVCBankcorp, Inc. (a)	3,791	67,290
German American Bancorp, Inc.	17,425	728,365
Glacier Bancorp, Inc.	53,714	3,128,841
Great Southern Bancorp, Inc.	10,419	588,569
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	260,077
Guaranty Bancshares, Inc. Texas	8,980	344,293
Hancock Whitney Corp.	50,242	2,487,481
Hanmi Financial Corp.	11,598	243,326
HarborOne Bancorp, Inc.	42,787	635,387
Hawthorn Bancshares, Inc.	2,650	63,998
HBT Financial, Inc.	16,600	301,954
Heartland Financial U.S.A., Inc.	18,176	904,256
Heritage Commerce Corp.	20,515	243,308
Heritage Financial Corp., Washington	15,826	459,112
Home Bancshares, Inc.	93,540	2,559,254
HomeTrust Bancshares, Inc.	11,346	321,886
Hope Bancorp, Inc.	64,741	990,537
Horizon Bancorp, Inc. Indiana	31,602	584,637
Howard Bancorp, Inc. (a)	11,970	201,814
Huntington Bancshares, Inc.	566,941	8,991,684
Independent Bank Corp.	10,908	254,156
Independent Bank Corp., Massachusetts	16,954	1,383,616
Independent Bank Group, Inc.	22,585	1,778,569
International Bancshares Corp.	39,634	1,839,018
Investar Holding Corp. (b)	8,715	196,785
Investors Bancorp, Inc.	150,190	2,234,827
Lakeland Bancorp, Inc.	23,940	455,099
Lakeland Financial Corp.	13,946	860,608
Landmark Bancorp, Inc. (b)	2,780	71,974
LCNB Corp. (b)	12,147	214,273
Level One Bancorp, Inc.	1,322	36,633
Limestone Bancorp, Inc. (a)	621	9,880
Live Oak Bancshares, Inc.	24,006	1,454,283
Macatawa Bank Corp.	20,908	200,717
Mackinac Financial Corp.	1,919	41,604
Mercantile Bank Corp.	12,064	389,667
Meridian Bank/Malvern, PA	1,196	32,376
Metrocity Bankshares, Inc. (b)	10,365	178,382
Middlefield Banc Corp. (b)	1,133	27,192
Midland States Bancorp, Inc.	11,372	316,824
MidWestOne Financial Group, Inc.	11,723	369,743
MVB Financial Corp.	5,314	227,811
National Bankshares, Inc.	4,034	141,593
NBT Bancorp, Inc.	16,063	626,296
Nicolet Bankshares, Inc. (a)	7,073	560,889
Northeast Bank	7,547	221,580
Northrim Bancorp, Inc.	5,057	220,232
Norwood Financial Corp.	3,432	87,207
Oak Valley Bancorp Oakdale California	5,385	101,777
OceanFirst Financial Corp.	24,691	545,918
Old National Bancorp, Indiana	106,368	2,026,310
Old Point Financial Corp.	2,955	69,443
Old Second Bancorp, Inc.	25,460	352,876
Origin Bancorp, Inc.	13,756	607,327
Orrstown Financial Services, Inc.	7,486	188,947
Pacific Mercantile Bancorp (a)	11,962	101,916
Pacific Premier Bancorp, Inc.	54,299	2,496,125
PacWest Bancorp	66,795	3,017,130
Parke Bancorp, Inc.	2,888	62,092
Partners Bancorp	1,425	11,186
Patriot National Bancorp, Inc. (a)	1,781	15,049
Peapack-Gladstone Financial Corp.	10,114	335,987
Penns Woods Bancorp, Inc.	4,912	125,796
Peoples Bancorp of North Carolina	3,056	76,064
Peoples Bancorp, Inc.	10,652	345,977
Peoples Financial Services Corp.	4,449	191,974
Peoples United Financial, Inc.	229,978	4,348,884
Pinnacle Financial Partners, Inc.	43,486	3,953,747
Popular, Inc.	47,523	3,878,352
Preferred Bank, Los Angeles	7,653	522,623
Premier Financial Bancorp, Inc.	13,603	253,696
Primis Financial Corp.	16,511	243,207
Professional Holdings Corp. (A Shares) (a)	3,172	58,048
QCR Holdings, Inc.	11,391	544,604
RBB Bancorp	8,755	213,622
Red River Bancshares, Inc.	3,386	184,909
Reliant Bancorp, Inc.	8,809	261,187
Renasant Corp.	27,558	1,218,615
Republic Bancorp, Inc., Kentucky Class A	13,488	626,518
Republic First Bancorp, Inc. (a)	49,587	204,298
Riverview Financial Corp.	571	6,127
S&T Bancorp, Inc.	12,247	415,541
Salisbury Bancorp, Inc.	1,630	75,811
Sandy Spring Bancorp, Inc.	24,020	1,115,969
SB Financial Group, Inc. (b)	4,486	88,823
Seacoast Banking Corp., Florida	28,597	1,060,091
Select Bancorp, Inc. (a)	8,656	121,876
ServisFirst Bancshares, Inc.	28,308	1,966,274
Shore Bancshares, Inc.	9,065	155,827
Sierra Bancorp	9,675	268,191
Signature Bank	29,954	7,481,012
Simmons First National Corp. Class A (b)	53,486	1,631,323
SmartFinancial, Inc.	10,154	246,235
Sound Financial Bancorp, Inc.	1,189	52,292
South Plains Financial, Inc.	6,245	146,508
South State Corp.	39,778	3,532,684
Southern First Bancshares, Inc. (a)	4,670	249,518
Southside Bancshares, Inc.	20,855	893,428
Spirit of Texas Bancshares, Inc.	8,516	196,549
Stock Yards Bancorp, Inc.	13,953	749,834
Summit Financial Group, Inc.	11,557	275,403
Summit State Bank	3,403	55,197
SVB Financial Group (a)	28,913	16,853,099
TCF Financial Corp.	85,680	4,069,800
Texas Capital Bancshares, Inc. (a)	28,839	1,986,430
The Bank of Princeton	4,666	137,320
The First Bancorp, Inc.	6,787	213,791
TowneBank	30,225	968,107
Trico Bancshares	20,207	968,926
TriState Capital Holdings, Inc. (a)	14,151	325,331
Triumph Bancorp, Inc. (a)	13,714	1,148,548
Trustmark Corp.	36,708	1,231,553
UMB Financial Corp.	28,181	2,725,385
Umpqua Holdings Corp.	137,604	2,625,484
Union Bankshares, Inc.	2,283	76,960
United Bankshares, Inc., West Virginia	67,656	2,786,751
United Community Bank, Inc.	50,798	1,756,595
Unity Bancorp, Inc.	6,284	152,324
Univest Corp. of Pennsylvania	13,955	406,928
Valley National Bancorp	242,173	3,467,917
Veritex Holdings, Inc.	34,367	1,207,313
Virginia National Bank Corp. (b)	1,029	33,391
Washington Trust Bancorp, Inc.	8,141	447,674
WesBanco, Inc.	42,022	1,635,496
West Bancorp., Inc.	9,814	274,007
Westamerica Bancorp.	15,600	978,588
Wintrust Financial Corp.	33,135	2,664,717
Zions Bancorp NA	90,451	5,235,304
		231,387,223
Capital Markets - 1.7%
ABG Acquisition Corp. I Class A (a)	6,871	68,366
ACON S2 Acquisition Corp. Class A (a)	14,618	144,718
AGM Group Holdings, Inc. (a)(b)	2,758	31,910
Alberton Acquisition Corp. (a)(b)	2,725	30,275
Alkuri Global Acquisition Corp. (a)	20,057	196,960
Artius Acquisition, Inc. Class A (a)	39,589	394,306
ARYA Sciences Acquisition Corp. IV Class A (a)	7,820	80,859
B. Riley Financial, Inc.	15,733	1,158,578
Benessere Capital Acquisition Corp. (a)	7,833	77,938
BGC Partners, Inc. Class A	176,695	1,042,501
Blucora, Inc. (a)	33,176	575,272
Blue Water Acquisition Corp. Class A (a)	2,415	24,271
CA Healthcare Acquisition Corp. Class A (a)(b)	23,727	233,711
Capital Southwest Corp.	19,472	523,797
Capitala Finance Corp. (a)	3,628	90,519
Carlyle Group LP	195,931	8,550,429
China Finance Online Co. Ltd. ADR (a)(b)	4,821	45,510
CME Group, Inc.	199,329	43,605,212
Coinbase Global, Inc. (a)(b)	78,185	18,493,880
Cowen Group, Inc. Class A (b)	16,234	638,483
Crescent Capital BDC, Inc. (b)	11,222	208,393
Decarbonization Plus Acquisition Corp. II Class A (a)(b)	27,138	266,495
Deep Lake Capital Acquisition Corp. Class A (a)	15,606	151,222
Diamond Hill Investment Group, Inc.	1,539	269,956
Diginex Ltd. (a)(b)	19,237	112,536
Dragoneer Growth Opportunities Corp. II (a)	16,758	167,580
ECP Environmental Growth Opportunities Corp. Class A (a)(b)	16,762	163,262
Fintech Acquisition Corp. V (a)(b)	13,427	145,951
Focus Financial Partners, Inc. Class A (a)	31,470	1,595,214
Freedom Holding Corp. (a)(b)	34,232	1,739,670
FS Development Corp. II Class A (a)	8,828	88,192
Futu Holdings Ltd. ADR (a)(b)	36,569	5,202,672
GCM Grosvenor, Inc. Class A (b)	32,247	385,352
Goldenbridge Acquisition Ltd. (a)	7,095	69,460
Greenpro Capital Corp. (a)(b)	37,552	48,067
Hamilton Lane, Inc. Class A	19,775	1,787,067
Harvest Capital Credit Corp.	6,284	59,509
Hennessy Advisors, Inc. (b)	4,729	43,128
Heritage Global, Inc. (a)	28,350	80,231
Holicity, Inc. Class A (a)(b)	20,981	211,908
Horizon Technology Finance Corp.	7,992	131,708
Hudson Executive Investment Corp. III Class A (a)	3,317	32,507
Hywin Holdings Ltd. ADR (a)	6,913	51,709
IG Acquisition Corp. Class A (a)	14,764	143,654
Interactive Brokers Group, Inc.	51,234	3,445,999
Investcorp Credit Management BDC, Inc.	16,938	95,869
Isleworth Healthcare Acquisition Corp. (a)	17,107	166,451
JOFF Fintech Acquisition Corp. Class A (a)	23,850	229,914
Kairos Acquisition Corp. Class A (a)	19,781	192,469
Kernel Group Holdings, Inc. (a)	17,590	170,447
Khosla Ventures Acquisition Co. (a)	30,531	307,142
KINS Technology Group, Inc. Class A (a)	18,203	180,210
KL Acquisition Corp. Class A (a)	16,768	161,644
Lion Group Holding Ltd. ADR (a)(b)	7,384	17,279
LPL Financial	44,455	6,574,005
MarketAxess Holdings, Inc.	21,215	9,897,646
Morningstar, Inc.	24,152	5,699,630
NASDAQ, Inc.	92,482	15,487,036
New Mountain Finance Corp.	57,266	760,492
Newtek Business Services Corp. (b)	17,267	609,007
North Mountain Merger Corp. Class A (a)	6,334	61,947
Northern Trust Corp.	115,734	14,025,803
Open Lending Corp. (a)	70,944	2,737,020
Panacea Acquisition Corp. II (a)	10,372	103,720
Patria Investments Ltd.	27,689	468,221
Petra Acquisition, Inc. (a)	1,542	15,420
PhenixFIN Corp. (a)(b)	762	30,686
Pioneer Merger Corp. Class A (a)	23,866	235,796
Poema Global Holdings Corp. Class A (a)	23,140	223,301
Property Solutions Acquisition Corp. (a)(b)	14,569	184,152
Puhui Wealth Investment Management Co. Ltd. (a)(b)	11,943	43,353
Puyi, Inc. ADR (a)(b)	12,308	67,694
Qell Acquisition Corp. (a)(b)	25,933	256,477
Rodgers Silicon Valley Acquisition Corp. (a)(b)	17,303	258,853
SEI Investments Co.	79,812	5,063,273
Senior Connect Acquisition Corp. I Class A (a)	24,333	235,787
Siebert Financial Corp. (a)(b)	23,323	96,557
Silvercrest Asset Management Group Class A	8,360	133,091
StepStone Group, Inc. Class A	21,127	669,726
StoneX Group, Inc. (a)	10,378	702,591
SVF Investment Corp. 2 (a)	19,134	191,340
SVF Investment Corp. 3 (a)	24,143	240,223
T. Rowe Price Group, Inc.	126,560	24,217,256
TCV Acquisition Corp. Class A (a)	19,476	194,760
Tradeweb Markets, Inc. Class A	58,390	4,891,914
Trinity Capital, Inc.	14,443	207,979
Twelve Seas Investment Co. II (a)	900	8,694
U.S. Global Investments, Inc. Class A (b)	8,407	52,292
Up Fintech Holdings Ltd. ADR (a)(b)	43,904	1,000,572
Value Line, Inc.	5,984	184,906
Victory Capital Holdings, Inc.	7,768	233,195
Vinci Partners Investments Ltd.	30,832	446,447
Virtu Financial, Inc. Class A (b)	70,646	2,151,171
Virtus Investment Partners, Inc.	4,472	1,257,661
VPC Impact Acquisition Holding Class A (a)	15,369	156,764
WisdomTree Investments, Inc.	91,436	612,621
XP, Inc. Class A (a)	207,724	8,238,334
		203,057,775
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR (a)	69,190	1,942,163
7GC & Co. Holdings, Inc. Class A (a)	16,089	156,546
Atlanticus Holdings Corp. (a)(b)	9,306	368,611
Bit Digital, Inc. (a)(b)	26,879	227,128
Consumer Portfolio Services, Inc. (a)	14,707	68,535
Credit Acceptance Corp. (a)(b)	9,385	4,199,412
Encore Capital Group, Inc. (a)(b)	18,287	846,505
EZCORP, Inc. (non-vtg.) Class A (a)	12,112	89,023
First Cash Financial Services, Inc.	22,700	1,809,644
Jiayin Group, Inc. ADR (a)	5,761	34,739
LendingTree, Inc. (a)	7,302	1,498,736
LexinFintech Holdings Ltd. ADR (a)(b)	60,982	557,375
Medallion Financial Corp. (a)	10,141	93,094
Mogo, Inc. (a)	17,146	138,197
Navient Corp.	99,396	1,815,965
Nicholas Financial, Inc. (a)	5,880	61,740
Oportun Financial Corp. (a)	16,861	321,708
Pintec Technology Holdings Ltd. ADR (a)(b)	7,937	7,108
PRA Group, Inc. (a)	24,555	955,926
Senmiao Technology Ltd. (a)(b)	16,727	13,549
SLM Corp.	189,714	3,841,709
Upstart Holdings, Inc. (b)	41,029	6,081,318
World Acceptance Corp. (a)(b)	3,875	622,364
		25,751,095
Diversified Financial Services - 0.2%
10X Capital Venture Acquisition Corp. Class A (a)(b)	15,296	152,042
26 Capital Acquisition Corp. Class A (a)	16,820	162,649
5:01 Acquisition Corp. (a)	400	3,972
890 5th Avenue Partners, Inc. Class A (a)	19,812	191,780
A-Mark Precious Metals, Inc.	4,846	258,389
ACE Convergence Acquisition Corp. Class A (a)	18,248	181,933
Acies Acquisition Corp. Class A (a)	18,373	183,546
Aequi Acquisition Corp. Class A (a)	13,710	132,302
Agba Acquisition Ltd. (a)	972	10,332
Alerus Financial Corp. (b)	7,192	236,976
Alpha Healthcare Acquisition Corp. Class A (a)	4,212	41,867
Altitude Acquisition Corp. Class A (a)	25,814	251,945
Apex Technology Acquisition Corp. (a)	19,331	199,303
Arrowroot Acquisition Corp. Class A (a)	1,530	14,765
Athlon Acquisition Corp. (a)	18,647	179,384
BCLS Acquisition Corp. (a)	6,186	63,407
BCTG Acquisition Corp. (a)	14,009	155,500
Bespoke Capital Acquisition Corp. (a)	18,987	191,959
Big Cypress Acquisition Corp. (a)	6,967	68,764
Blade Air Mobility, Inc. (a)(b)	18,704	181,803
BowX Acquisition Corp. (a)(b)	25,556	313,828
Bridgetown 2 Holdings Ltd. (a)(b)	24,222	240,282
Bright Lights Acquisition Corp. (a)	14,495	141,036
Brookline Capital Acquisition Corp. (a)	1,762	17,479
Carney Technology Acquisition Corp. II Class A (a)	23,359	226,816
CF Acquisition Corp. IV Class A (a)(b)	31,309	303,384
CF Finance Acquisition Corp. III Class A (a)(b)	16,671	166,543
CHP Merger Corp. Class A (a)	12,845	127,808
CM Life Sciences, Inc. Class A (a)(b)	26,015	329,350
Corner Growth Acquisition Corp. (a)	36,908	357,639
COVA Acquisition Corp. Class A (a)	14,122	136,842
Crescent Acquisition Corp. (a)	13,895	140,617
Decarbonization Plus Acquisition Corp. Class A (a)(b)	16,956	169,560
Deerfield Healthcare Technology Acquisitions Corp. Class A (a)(b)	11,520	148,032
DiamondHead Holdings Corp. (a)	17,651	170,862
Dragoneer Growth Opportunities Corp. III (a)	26,704	268,375
Duddell Street Acquisition Corp. Class A (a)	13,491	131,065
Dune Acquisition Corp. (a)	27,995	272,391
E.Merge Technology Acquisition Corp. Class A (a)	42,816	416,172
Edify Acquisition Corp. (a)	21,442	207,130
EdtechX Holdings Acquisition Corp. II (a)	600	5,940
Environmental Impact Acquisition Corp. Class A (a)	17,352	168,661
Epiphany Technology Acquisition Corp. Class A (a)	25,270	244,361
Evo Acquisition Corp. Class A (a)	2,089	20,096
Falcon Capital Acquisition Corp. Class A (a)(b)	16,919	169,021
Fifth Wall Acquisition Corp. I (a)	26,288	273,395
FinServ Acquisition Corp. (a)(b)	19,714	258,845
Fintech Acquisition Corp. IV Class A (a)	7,875	99,698
FlexShopper, Inc. (a)	5,973	16,127
Flywire Corp. (a)	50,800	1,744,472
Foresight Acquisition Corp. Class A (a)	9,021	89,488
Fortistar Sustainable Solution Corp. Class A (a)	16,708	163,404
FoxWayne Enterprises Acquisition Corp. Class A (a)	2,038	20,156
Frazier Lifesciences Acquisition Corp. Class A (a)	5,931	57,531
Gaming & Hospitality Acquisition Corp. (a)	564	5,499
Global Partner Acquisition Corp. II Class A (a)	7,062	69,137
Global Synergy Acquisition Corp. Class A (a)	13,599	132,046
Globis Acquisition Corp. (a)(b)	7,932	79,161
Goal Acquisitions Corp. (a)	26,248	252,768
Gores Holdings V, Inc. Class A (a)	28,757	290,446
Gores Holdings VI, Inc. (a)(b)	20,827	293,661
Gores Holdings VII, Inc. Class A (a)	1,641	16,049
Gores Metropoulos II, Inc. (a)(b)	28,128	277,342
Greenrose Acquisition Corp. (a)(b)	13,288	132,880
Group Nine Acquisition Corp. Class A (a)	13,930	135,818
Growth Capital Acquisition Corp. (a)	8,345	80,947
GWG Holdings, Inc. (a)(b)	9,632	65,979
Hamilton Lane Alliance Holdings I, Inc. (a)	3,752	36,507
Health Sciences Acquisitions Corp. 2 (a)	10,388	106,581
Healthcare Services Acquisition Corp. (a)	25,862	249,568
HealthCor Catalio Acquisition Corp. (a)	8,429	83,110
Helix Acquisition Corp. (a)	200	1,992
Hennessy Capital Investment Corp. V Class A (a)(b)	22,809	225,353
Hudson Capital, Inc. (a)(b)	16,721	49,160
Hudson Executive Investment Corp. Class A (a)	24,624	244,270
HumanCo Acquisition Corp. (a)	21,826	214,986
Industrial Tech Acquisitions, Inc. (a)	3,224	32,401
INSU Acquisition Corp. III (a)	13,519	130,594
ITHAX Acquisition Corp. (a)	11,626	111,958
Khosla Ventures Acquisition Co. II (a)	28,781	289,249
Khosla Ventures Acquisition Co. III (a)	40,777	406,954
Kismet Acquisition One Corp. (a)	19,644	193,886
KludeIn I Acquisition Corp. (a)	13,003	126,519
Legato Merger Corp. (a)(b)	21,831	215,690
Leisure Acquisition Corp. (a)(b)	800	11,112
Lerer Hippeau Acquisition Corp. Class A (a)	16,266	160,871
Liberty Media Acquisition Corp. (a)	30,083	306,847
Lifesci Acquisition II Corp. (a)(b)	3,695	37,024
Lionheart Acquisition Corp. II Class A (a)	12,061	118,680
LM Funding America, Inc. (a)(b)	6,078	27,108
Lux Health Tech Acquisition Corp. (a)	22,338	222,710
Malacca Straits Acquisition Co. Ltd. Class A (a)	6,813	67,381
Marlin Business Services Corp.	10,171	229,051
Marlin Technology Corp. (a)	24,047	230,851
Marquee Raine Acquisition Corp. (a)(b)	38,063	374,159
Medicus Sciences Acquisition Corp. Class A (a)	6,279	61,157
MedTech Acquisition Corp. Class A (a)	17,265	167,471
Monument Circle Acquisition Corp. Class A (a)	13,874	134,855
Moringa Acquisition Corp. Class A (a)	2,471	23,845
Motion Acquisition Corp. Class A (a)	9,842	98,026
Mudrick Capital Acquisition Corp. II Class A (a)	19,128	261,097
Natural Order Acquisition Corp. (a)	20,378	200,723
Nebula Caravel Acquisition Corp. Class A (a)	16,181	160,516
NextGen Acquisition Corp. Class A (a)	25,177	249,001
Noble Rock Acquisition Corp. Class A (a)	10,316	99,240
NRX Pharmaceuticals, Inc. (a)(b)	1,583	34,826
OTR Acquisition Corp. Class A (a)	4,256	42,347
Population Health Investment Co., Inc. (a)	10,758	105,536
Power & Digital Infrastructure Acquisition I Corp. (a)	4,804	46,695
Powered Brands Class A (a)	7,352	72,197
PropTech Investment Corp. II (a)(b)	12,250	120,050
Prospector Capital Corp. Class A (a)	26,293	256,094
Provident Acquisition Corp. Class A (a)	16,811	162,394
PureCycle Technologies, Inc. (a)(b)	64,980	1,131,952
Queen's Gambit Growth Capital Class A (a)	22,172	214,403
Research Alliance Corp. II (a)	5,975	59,929
Revolution Acceleration Acquisition Corp. Class A (a)	18,629	186,290
RMG Acquisition Corp. II (a)	24,688	245,152
RMG Acquisition Corp. III Class A (a)	13,160	128,705
Roman DBDR Tech Acquisition Corp. (a)	30,608	307,916
Roth CH Acquisition II Co. (a)	10,369	102,549
Roth CH Acquisition III Co. (a)	18,959	183,334
ScION Tech Growth I Class A (a)	37,911	368,495
Seven Oaks Acquisition Corp. Class A (a)	18,556	181,292
Soaring Eagle Acquisition Corp. Class A (a)	111,875	1,104,206
Sports Ventures Acquisition Corp. Class A (a)	15,350	148,895
Stable Road Acquisition Corp. Class A (a)(b)	16,207	170,174
Starboard Value Acquisition Corp. Class A (a)(b)	21,991	217,931
Sustainable Development Acquisition I Corp. Class A (a)	17,521	169,428
SVF Investment Corp. (a)	43,423	433,796
SWK Holdings Corp. (a)	4,294	69,090
Tastemaker Acquisition Corp. Class A (a)	19,139	185,648
Tekkorp Digital Acquisition Corp. (a)	19,009	185,718
Thayer Ventures Acquisition Corp. (a)	12,815	127,253
Thimble Point Acquisition Corp. Class A (a)	6,972	67,768
Thunder Bridge Capital Partners III, Inc. Class A (a)	10,637	103,285
Trident Acquisitions Corp. (a)(b)	12,219	152,738
TS Innovation Acquisitions Corp. (a)(b)	18,953	202,987
Tuatara Capital Acquisition Corp. (a)	11,671	112,508
Tuscan Holdings Corp. II (a)(b)	26,034	261,121
TWC Tech Holdings II Corp. (a)	55,063	544,022
VectoIQ Acquisition Corp. II (a)	18,670	181,939
Vector Acquisition Corp. Class A (a)	21,601	215,578
Ventoux CCM Acquisition Corp. (a)	11,540	114,592
Vickers Vantage Corp. I (a)	10,324	102,208
View, Inc. Class A (a)(b)	121,207	959,959
Yellowstone Acquisition Co. (a)	10,479	105,209
		28,157,469
Insurance - 0.7%
American National Group, Inc.	13,897	2,084,828
Amerisafe, Inc.	9,587	628,236
Arch Capital Group Ltd. (a)	223,762	8,925,866
Atlantic American Corp. (b)	8,809	38,143
Brighthouse Financial, Inc. (a)	49,712	2,418,986
BRP Group, Inc. (a)	28,126	691,337
Cincinnati Financial Corp.	89,882	10,939,538
Conifer Holdings, Inc. (a)	3,312	8,942
Donegal Group, Inc. Class A	18,229	278,721
eHealth, Inc. (a)	14,424	941,166
Enstar Group Ltd. (a)	10,255	2,603,642
Erie Indemnity Co. Class A	25,749	5,178,896
Fanhua, Inc. ADR	18,931	251,593
Fednat Holding Co.	14,952	71,620
FG Financial Group, Inc. (a)	3,213	26,154
Global Indemnity Group LLC Class A	7,184	229,457
GoHealth, Inc. (a)	53,860	612,388
Goosehead Insurance	10,135	910,832
Greenlight Capital Re, Ltd. (a)	10,467	96,820
Hallmark Financial Services, Inc. (a)	856	3,766
Huize Holding Ltd. ADR (a)(b)	11,981	75,480
International General Insurance Holdings Ltd. (b)	24,436	215,037
Investors Title Co.	1,165	207,184
James River Group Holdings Ltd.	16,877	589,345
Kingstone Companies, Inc.	5,340	42,880
Kinsale Capital Group, Inc.	12,932	2,152,661
Maiden Holdings Ltd. (a)	47,521	167,274
MetroMile, Inc. (a)(b)	67,472	572,163
Midwest Holding, Inc.	1,575	65,426
National Western Life Group, Inc.	1,558	381,741
NI Holdings, Inc. (a)	13,483	256,986
Oxbridge Re Holdings Ltd. (a)(b)	5,511	12,675
Palomar Holdings, Inc. (a)	14,396	1,050,908
Principal Financial Group, Inc.	151,479	9,905,212
Protective Insurance Corp. Class B	9,179	213,871
Root, Inc. (b)	30,343	276,728
Safety Insurance Group, Inc.	8,823	750,926
Selective Insurance Group, Inc.	35,449	2,668,246
Sirius International Insurance rights 3/1/23 (a)(c)	58,865	215,770
State Auto Financial Corp.	21,446	405,329
Tian Ruixiang Holdings Ltd. (b)	3,710	37,026
Tiptree, Inc.	21,813	234,926
Trean Insurance Group, Inc. (a)	28,354	476,347
Trupanion, Inc. (a)	22,228	2,004,299
Unico American Corp. (a)	851	3,974
United Fire Group, Inc.	12,395	379,907
United Insurance Holdings Corp.	21,548	121,531
Vericity, Inc.	6,650	60,249
Watford Holdings Ltd. (a)	10,260	358,484
Willis Towers Watson PLC	72,065	18,834,908
		79,678,424
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	289,915	5,375,024
Manhattan Bridge Capital, Inc. (b)	7,113	47,657
New York Mortgage Trust, Inc.	210,565	951,754
		6,374,435
Thrifts & Mortgage Finance - 0.2%
America First Tax Exempt Investors LP	39,141	245,805
Bogota Financial Corp. (a)(b)	8,810	88,541
Bridgewater Bancshares, Inc. (a)	11,181	194,102
Broadway Financial Corp. (a)	9,122	21,984
Capitol Federal Financial, Inc.	86,439	1,118,521
Carver Bancorp, Inc. (a)	1,018	8,714
Columbia Financial, Inc. (a)	72,096	1,281,146
FS Bancorp, Inc.	3,075	218,879
Greene County Bancorp, Inc. (b)	4,298	123,181
Guaranty Federal Bancshares, Inc.	453	10,985
Hingham Institution for Savings	1,454	422,024
HMN Financial, Inc. (a)	2,581	53,375
Home Bancorp, Inc.	7,434	288,811
Home Point Capital, Inc. (b)	75,896	484,975
HomeStreet, Inc.	11,829	532,542
Kearny Financial Corp.	36,521	478,790
Luther Burbank Corp.	20,688	251,152
Merchants Bancorp	14,760	633,942
Meridian Bancorp, Inc. Maryland	27,458	605,449
Meta Financial Group, Inc.	21,290	1,128,583
MMA Capital Management, LLC (a)	4,253	115,086
Mr. Cooper Group, Inc. (a)	52,465	1,814,764
NMI Holdings, Inc. (a)	48,402	1,170,844
Northfield Bancorp, Inc.	31,683	536,393
Northwest Bancshares, Inc.	89,823	1,271,894
OP Bancorp	2,211	22,928
PCSB Financial Corp.	16,016	294,374
PDL Community Bancorp (a)	2,467	34,538
Pioneer Bancorp, Inc. (a)	7,585	92,613
Premier Financial Corp.	24,001	732,031
Provident Bancorp, Inc.	14,544	245,503
Prudential Bancorp, Inc.	6,449	89,448
Randolph Bancorp, Inc. (a)	3,346	74,214
Riverview Bancorp, Inc.	15,015	103,153
Severn Bancorp, Inc.	3,614	43,838
Southern Missouri Bancorp, Inc.	6,368	281,466
Standard AVB Financial Corp.	585	19,305
Sterling Bancorp, Inc. (a)	20,345	97,859
TFS Financial Corp.	157,301	3,485,790
Timberland Bancorp, Inc.	5,704	166,329
Trustco Bank Corp., New York	10,680	417,908
Washington Federal, Inc.	48,680	1,622,991
Waterstone Financial, Inc.	20,236	400,268
Western New England Bancorp, Inc.	19,217	163,537
WSFS Financial Corp.	29,890	1,590,447
		23,079,022

TOTAL FINANCIALS		597,485,443

HEALTH CARE - 10.1%
Biotechnology - 5.3%
180 Life Sciences Corp. (a)(b)	11,196	95,614
4D Molecular Therapeutics, Inc.	14,497	385,040
89Bio, Inc. (a)(b)	11,203	211,737
Abcam PLC ADR	9,016	181,222
Abeona Therapeutics, Inc. (a)(b)	85,883	141,707
AC Immune SA (a)(b)	35,468	216,000
ACADIA Pharmaceuticals, Inc. (a)	90,773	2,027,869
Acceleron Pharma, Inc. (a)	33,864	4,432,459
Achieve Life Sciences, Inc. (a)	5,703	45,681
Acorda Therapeutics, Inc. (a)(b)	10,209	37,977
Adagene, Inc. ADR	3,007	42,639
Adamas Pharmaceuticals, Inc. (a)	18,481	102,200
Adaptimmune Therapeutics PLC sponsored ADR (a)	72,769	366,028
Adicet Bio, Inc. (a)	16,009	214,841
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditx Therapeutics, Inc. (a)(b)	2,896	8,138
ADMA Biologics, Inc. (a)	55,094	96,415
Advaxis, Inc. (a)	132,082	63,135
Adverum Biotechnologies, Inc. (a)	57,265	198,137
Aeglea BioTherapeutics, Inc. (a)	27,375	180,949
Aeterna Zentaris, Inc. (a)(b)	53,097	46,943
Affimed NV (a)	64,697	573,862
Agenus, Inc. (a)(b)	117,953	502,480
Agios Pharmaceuticals, Inc. (a)	38,425	2,143,347
Aikido Pharma, Inc. (a)	40,485	43,319
Aileron Therapeutics, Inc. (a)	66,955	82,355
Akebia Therapeutics, Inc. (a)(b)	75,712	265,749
Akero Therapeutics, Inc. (a)(b)	19,689	515,458
Akouos, Inc. (a)(b)	19,469	254,265
Akoya Biosciences, Inc. (a)	19,467	405,303
Albireo Pharma, Inc. (a)(b)	10,788	360,859
Aldeyra Therapeutics, Inc. (a)	27,263	341,333
Alector, Inc. (a)(b)	43,288	770,526
Alexion Pharmaceuticals, Inc. (a)	122,329	21,597,185
Aligos Therapeutics, Inc. (b)	20,224	563,845
Alkermes PLC (a)	90,053	2,041,502
Allakos, Inc. (a)	29,236	2,965,700
Allena Pharmaceuticals, Inc. (a)(b)	34,198	37,276
Allogene Therapeutics, Inc. (a)	79,583	2,045,283
Allovir, Inc. (a)(b)	36,743	861,256
Alnylam Pharmaceuticals, Inc. (a)	65,197	9,257,322
Alpine Immune Sciences, Inc. (a)(b)	16,822	179,323
Alterity Therapeutics Ltd. ADR (a)	12,128	16,252
Altimmune, Inc. (a)(b)	22,016	278,502
ALX Oncology Holdings, Inc. (a)	22,323	1,262,589
Amarin Corp. PLC ADR (a)(b)	214,385	973,308
Amgen, Inc.	319,480	76,017,071
Amicus Therapeutics, Inc. (a)	141,900	1,313,994
AnaptysBio, Inc. (a)	14,026	334,801
Anavex Life Sciences Corp. (a)(b)	39,848	496,108
Anika Therapeutics, Inc. (a)	7,769	362,424
Anixa Biosciences, Inc. (a)(b)	19,414	77,074
Annexon, Inc. (a)	20,751	438,261
AnPac Bio-Medical Science Co. Ltd. ADR (a)(b)	1,377	5,949
Apellis Pharmaceuticals, Inc. (a)	43,906	2,471,030
Applied Genetic Technologies Corp. (a)(b)	18,110	72,621
Applied Molecular Transport, Inc. (b)	19,852	951,705
Applied Therapeutics, Inc. (a)	13,218	254,182
Aprea Therapeutics, Inc. (a)(b)	12,259	51,733
Aptevo Therapeutics, Inc. (a)	3,386	88,442
Aptinyx, Inc. (a)	74,514	189,266
Aptorum Group Ltd. (a)(b)	16,827	47,116
Aptose Biosciences, Inc. (a)(b)	59,019	312,801
AquaBounty Technologies, Inc. (a)	43,964	239,164
AquaMed Technologies, Inc. (a)(c)	19,156	0
Aravive, Inc. (a)(b)	15,258	78,274
Arbutus Biopharma Corp. (a)	61,977	175,395
ARCA Biopharma, Inc. (a)(b)	17,417	60,785
Arcturus Therapeutics Holdings, Inc. (a)(b)	14,340	419,015
Arcutis Biotherapeutics, Inc. (a)	27,809	732,767
Ardelyx, Inc. (a)	56,480	403,832
Arena Pharmaceuticals, Inc. (a)	32,965	2,014,491
Argenx SE ADR (a)	13,852	3,864,569
Aridis Pharmaceuticals, Inc. (a)(b)	2,356	13,618
Arrowhead Pharmaceuticals, Inc. (a)	57,486	4,173,484
Ascendis Pharma A/S sponsored ADR (a)	29,656	3,985,173
Aslan Pharmaceuticals Ltd. ADR (a)(b)	21,036	62,477
Atara Biotherapeutics, Inc. (a)	45,129	611,949
Athenex, Inc. (a)(b)	57,314	268,803
Athersys, Inc. (a)(b)	109,566	182,975
Atossa Therapeutics, Inc. (a)(b)	60,434	194,597
Atreca, Inc. (a)(b)	14,448	130,321
aTyr Pharma, Inc. (a)(b)	14,422	65,476
Aurinia Pharmaceuticals, Inc. (a)(b)	70,118	1,018,113
Autolus Therapeutics Ltd. ADR (a)	15,783	104,641
AVEO Pharmaceuticals, Inc. (a)	17,528	127,954
Avid Bioservices, Inc. (a)	32,569	693,068
Avidity Biosciences, Inc. (b)	19,476	462,360
Avita Therapeutics, Inc. (a)	12,445	224,757
AVROBIO, Inc. (a)	22,707	204,136
Axcella Health, Inc. (a)(b)	20,100	64,119
Ayala Pharmaceuticals, Inc. (b)	5,436	51,642
Aziyo Biologics, Inc. (b)	860	10,793
AzurRx BioPharma, Inc. (a)(b)	43,450	36,933
Beam Therapeutics, Inc. (a)(b)	32,249	2,522,839
BeiGene Ltd. ADR (a)	27,448	9,840,382
Bellicum Pharmaceuticals, Inc. (a)(b)	12,201	36,359
BELLUS Health, Inc. (a)(b)	38,028	152,112
Benitec Biopharma, Inc. (a)(b)	9,459	44,552
BeyondSpring, Inc. (a)	18,694	193,857
Bicycle Therapeutics PLC ADR (a)	6,221	183,520
Bio Path Holdings, Inc. (a)	15,100	86,070
BioAtla, Inc. (b)	17,439	750,749
BioCardia, Inc. (a)(b)	5,162	21,113
Biocept, Inc. (a)(b)	9,806	44,323
BioCryst Pharmaceuticals, Inc. (a)(b)	100,594	1,586,367
Biogen, Inc. (a)	84,386	22,571,567
BioLine RX Ltd. sponsored ADR (a)	10,263	29,352
BioMarin Pharmaceutical, Inc. (a)	101,570	7,851,361
Biomea Fusion, Inc. (a)	14,338	248,191
BioNTech SE ADR (a)(b)	41,770	8,521,080
BioVie, Inc. (b)	8,676	119,295
BioXcel Therapeutics, Inc. (a)(b)	12,737	420,703
Black Diamond Therapeutics, Inc. (a)(b)	21,284	279,246
bluebird bio, Inc. (a)	36,848	1,146,710
Blueprint Medicines Corp. (a)	32,675	2,984,861
Bolt Biotherapeutics, Inc.	19,795	346,610
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,843	74,618
BriaCell Therapeutics Corp. (a)(b)	4,862	15,899
Brickell Biotech, Inc. (a)(b)	72,285	58,927
BridgeBio Pharma, Inc. (a)(b)	83,610	4,949,712
Burning Rock Biotech Ltd. ADR	15,294	414,009
C4 Therapeutics, Inc. (b)	24,502	905,349
Cabaletta Bio, Inc. (a)(b)	13,397	151,922
Calithera Biosciences, Inc. (a)	11,132	25,381
Calyxt, Inc. (a)	18,775	80,920
Capricor Therapeutics, Inc. (a)	9,339	35,395
Cardiff Oncology, Inc. (a)	23,215	195,006
CareDx, Inc. (a)	28,186	2,266,154
CASI Pharmaceuticals, Inc. (a)(b)	59,795	95,672
Catabasis Pharmaceuticals, Inc. (a)	9,932	20,261
Catalyst Biosciences, Inc. (a)	7,029	30,014
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	268,133
Celcuity, Inc. (a)	6,340	171,751
Celldex Therapeutics, Inc. (a)	23,079	645,058
Cellectar Biosciences, Inc. (a)(b)	14,707	24,119
Cellectis SA sponsored ADR (a)	10,776	168,860
Celsion Corp. (a)	51,243	60,467
Centogene NV (a)(b)	11,156	109,440
Cerevel Therapeutics Holdings (a)(b)	74,379	975,852
Checkmate Pharmaceuticals, Inc.	10,139	68,540
Checkpoint Therapeutics, Inc. (a)(b)	32,158	86,183
ChemoCentryx, Inc. (a)	38,907	394,906
Chemomab Therapeutics Ltd. ADR (a)(b)	1,444	25,559
Chimerix, Inc. (a)	52,138	407,719
Chinook Therapeutics, Inc. (a)	24,522	404,613
Chinook Therapeutics, Inc. rights (a)(c)	11,497	575
Cidara Therapeutics, Inc. (a)	25,129	50,761
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	32,147	366,476
Cleveland Biolabs, Inc. (a)	11,084	59,854
Clovis Oncology, Inc. (a)(b)	58,413	299,659
Codiak Biosciences, Inc. (b)	11,391	257,664
Cogent Biosciences, Inc. (a)	26,227	227,126
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)(b)	15,928	19,910
Coherus BioSciences, Inc. (a)	43,446	571,749
Collplant Biotechnologies Ltd. ADR (a)(b)	3,242	55,681
Compass Pathways PLC ADR	5,782	200,635
Concert Pharmaceuticals, Inc. (a)	10,199	41,000
Connect Biopharma Holdings Ltd. ADR (a)(b)	4,035	60,041
Constellation Pharmaceuticals, Inc. (a)	26,786	530,631
ContraFect Corp. (a)(b)	10,656	43,050
Corbus Pharmaceuticals Holdings, Inc. (a)	58,993	128,015
Cortexyme, Inc. (a)(b)	16,512	683,101
Corvus Pharmaceuticals, Inc. (a)(b)	17,851	48,912
Crinetics Pharmaceuticals, Inc. (a)	19,529	342,734
CRISPR Therapeutics AG (a)(b)	42,155	4,981,878
CTI BioPharma Corp. (a)	59,493	142,188
Cue Biopharma, Inc. (a)	15,106	216,620
Cullinan Oncology, Inc.	23,980	712,925
CureVac NV (a)(b)	103,386	11,525,471
Curis, Inc. (a)	54,553	785,563
Cyclacel Pharmaceuticals, Inc. (a)(b)	3,131	22,449
Cyclerion Therapeutics, Inc. (a)	22,640	73,354
Cyclo Therapeutics, Inc. (a)	3,960	32,789
Cytokinetics, Inc. (a)	39,694	866,520
CytomX Therapeutics, Inc. (a)	35,387	253,371
DBV Technologies SA sponsored ADR (a)(b)	21,559	126,120
Decibel Therapeutics, Inc.	12,258	109,709
Deciphera Pharmaceuticals, Inc. (a)	32,567	1,098,811
Denali Therapeutics, Inc. (a)	67,159	4,270,641
DermTech, Inc. (a)(b)	16,192	662,577
Design Therapeutics, Inc. (a)(b)	29,432	771,118
DiaMedica Therapeutics, Inc. (a)	8,546	63,326
Dicerna Pharmaceuticals, Inc. (a)	46,326	1,510,228
Diffusion Pharmaceuticals, Inc. (a)	64,139	45,026
Dyadic International, Inc. (a)(b)	15,088	56,882
Dynavax Technologies Corp. (a)(b)	63,663	522,037
Dyne Therapeutics, Inc. (b)	27,351	522,678
Eagle Pharmaceuticals, Inc. (a)	5,542	219,574
Edesa Biotech, Inc. (a)	14,050	88,094
Edgewise Therapeutics, Inc. (a)	26,060	752,352
Editas Medicine, Inc. (a)(b)	38,353	1,302,084
Eiger Biopharmaceuticals, Inc. (a)	20,474	160,926
Eledon Pharmaceuticals, Inc. (a)	7,538	71,762
Enanta Pharmaceuticals, Inc. (a)	11,608	564,845
Enlivex Therapeutics Ltd. (a)	7,994	74,904
Enochian Biosciences, Inc. (a)(b)	23,627	96,162
Entasis Therapeutics Holdings, Inc. (a)	26,360	62,473
Entera Bio Ltd. (a)	17,597	56,838
Epizyme, Inc. (a)	58,277	479,620
Equillium, Inc. (a)	15,098	99,043
Esperion Therapeutics, Inc. (a)(b)	14,765	293,971
Essa Pharma, Inc. (a)	18,395	581,650
Evelo Biosciences, Inc. (a)(b)	28,127	377,464
Evogene Ltd. (a)(b)	26,731	93,024
Exact Sciences Corp. (a)	94,013	10,391,257
Exelixis, Inc. (a)	173,130	3,904,082
Exicure, Inc. (a)	46,150	77,071
F-star Therapeutics, Inc. (a)	3,746	27,870
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	52,071	3,988,639
Fennec Pharmaceuticals, Inc. (a)(b)	17,500	128,975
FibroGen, Inc. (a)	51,710	1,098,838
Finch Therapeutics Group, Inc. (a)(b)	25,491	371,914
Flexion Therapeutics, Inc. (a)(b)	29,385	245,952
Foghorn Therapeutics, Inc.	18,696	194,625
Forma Therapeutics Holdings, Inc.	23,976	673,006
Forte Biosciences, Inc. (a)	7,239	257,274
Fortress Biotech, Inc. (a)	60,011	241,844
Forward Pharma A/S sponsored ADR (a)(b)	499	3,638
Freeline Therapeutics Holdings PLC ADR (a)	17,109	188,199
Frequency Therapeutics, Inc. (a)(b)	19,874	175,885
Fusion Pharmaceuticals, Inc. (a)(b)	23,089	189,561
G1 Therapeutics, Inc. (a)(b)	21,859	474,777
Gain Therapeutics, Inc. (a)	5,115	54,526
Galapagos Genomics NV sponsored ADR (a)	3,377	257,125
Galectin Therapeutics, Inc. (a)(b)	32,120	127,516
Galecto, Inc.	7,426	39,432
Galera Therapeutics, Inc. (a)	11,144	95,504
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	51,896
Gamida Cell Ltd. (a)(b)	31,257	202,858
Gemini Therapeutics, Inc.	21,173	260,428
Generation Bio Co. (b)	30,848	1,056,852
Genetron Holdings Ltd. ADR	10,525	222,814
Genfit ADR (a)(b)	3,215	12,796
Genmab A/S ADR (a)(b)	26,405	1,072,571
Genocea Biosciences, Inc. (a)(b)	31,346	73,977
Genprex, Inc. (a)(b)	21,698	81,151
GeoVax Labs, Inc. (a)	6,138	33,268
Geron Corp. (a)	167,155	230,674
Gilead Sciences, Inc.	696,087	46,018,312
Global Blood Therapeutics, Inc. (a)(b)	34,207	1,314,575
GlycoMimetics, Inc. (a)(b)	16,635	42,419
Gossamer Bio, Inc. (a)(b)	44,064	373,222
Gracell Biotechnologies, Inc. ADR (b)	3,209	48,328
Greenwich Lifesciences, Inc.	6,960	258,077
Grifols SA ADR	66,711	1,166,775
Gritstone Bio, Inc. (a)(b)	27,675	254,610
Gt Biopharma, Inc. (a)(b)	15,252	262,944
Halozyme Therapeutics, Inc. (a)	75,562	3,129,022
Harpoon Therapeutics, Inc. (a)	17,898	369,057
Heat Biologics, Inc. (a)(b)	12,934	85,494
Heron Therapeutics, Inc. (a)(b)	52,372	694,976
Histogen, Inc. (a)(b)	28,748	28,463
Homology Medicines, Inc. (a)	26,885	178,516
Hookipa Pharma, Inc. (a)(b)	13,294	221,877
Humanigen, Inc. (a)(b)	32,218	651,770
I-Mab ADR (a)	10,492	850,586
Ideaya Biosciences, Inc. (a)	17,450	351,618
Idera Pharmaceuticals, Inc. (a)(b)	20,059	23,469
IGM Biosciences, Inc. (a)	14,073	1,050,549
Immatics NV (a)	33,359	374,622
Immunic, Inc. (a)	10,417	140,734
ImmunityBio, Inc. (a)(b)	213,855	3,753,155
Immunocore Holdings PLC ADR	4,716	193,356
ImmunoGen, Inc. (a)	102,165	631,380
Immunome, Inc.	5,349	111,901
Immunovant, Inc. (a)	55,308	838,469
Immutep Ltd. ADR (a)	12,131	61,140
IMV, Inc. (a)(b)	26,492	64,376
Incyte Corp. (a)	122,466	10,260,201
Infinity Pharmaceuticals, Inc. (a)	53,051	176,660
InflaRx NV (a)	4,464	13,615
Inhibrx, Inc. (a)	21,784	460,949
Inmune Bio, Inc. (a)	8,543	115,843
Inovio Pharmaceuticals, Inc. (a)(b)	115,838	874,577
Inozyme Pharma, Inc. (a)(b)	11,206	183,330
Insmed, Inc. (a)	55,664	1,369,334
Instil Bio, Inc. (a)	67,746	1,205,879
Intec Pharma Ltd. (a)(b)	8,545	32,215
Intellia Therapeutics, Inc. (a)	37,725	2,827,112
Intercept Pharmaceuticals, Inc. (a)(b)	18,707	311,097
Inventiva SA ADR (a)(b)	2,231	30,475
Ionis Pharmaceuticals, Inc. (a)(b)	78,414	2,920,922
Iovance Biotherapeutics, Inc. (a)	82,683	1,535,423
Ironwood Pharmaceuticals, Inc. Class A (a)	94,574	1,094,221
iTeos Therapeutics, Inc. (a)	19,095	392,211
Iveric Bio, Inc. (a)	50,254	355,296
Jounce Therapeutics, Inc. (a)	23,043	180,888
Kadmon Holdings, Inc. (a)	112,596	432,369
Kalvista Pharmaceuticals, Inc. (a)(b)	14,657	395,739
Kamada (a)(b)	24,022	141,009
Karuna Therapeutics, Inc. (a)	14,740	1,648,227
Karyopharm Therapeutics, Inc. (a)(b)	41,184	382,188
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	3,881	36,908
Keros Therapeutics, Inc. (a)	12,482	681,018
Kezar Life Sciences, Inc. (a)	17,659	101,009
Kindred Biosciences, Inc. (a)	19,079	92,152
Kiniksa Pharmaceuticals Ltd. (a)(b)	21,394	291,600
Kinnate Biopharma, Inc. (b)	23,511	552,038
Kintara Therapeutics, Inc. (a)(b)	15,368	24,742
Kodiak Sciences, Inc. (a)(b)	28,155	2,354,321
Kronos Bio, Inc. (b)	31,134	759,981
Krystal Biotech, Inc. (a)	12,300	802,452
Kura Oncology, Inc. (a)	35,945	799,776
Kymera Therapeutics, Inc. (a)(b)	24,633	1,184,601
La Jolla Pharmaceutical Co. (a)(b)	17,647	75,882
Lantern Pharma, Inc. (a)	5,274	79,743
Larimar Therapeutics, Inc. (a)(b)	8,246	68,524
LAVA Therapeutics NV (a)	12,997	147,256
Leap Therapeutics, Inc. (a)	28,305	45,854
Legend Biotech Corp. ADR (b)	15,769	620,826
Lexicon Pharmaceuticals, Inc. (a)(b)	78,924	346,476
Ligand Pharmaceuticals, Inc.:
Class B (a)	9,030	1,062,831
General CVR (a)(c)	1,518	23
Glucagon CVR (a)	1,518	17
rights (a)	1,518	21
TR Beta CVR (a)	1,518	258
Liminal BioSciences, Inc. (a)	14,301	63,210
LogicBio Therapeutics, Inc. (a)(b)	19,478	85,119
Lumos Pharma, Inc. (a)	4,873	51,069
Macrogenics, Inc. (a)	30,755	990,003
Madrigal Pharmaceuticals, Inc. (a)(b)	9,320	1,046,636
Magenta Therapeutics, Inc. (a)	23,655	292,139
MannKind Corp. (a)(b)	133,586	590,450
Marker Therapeutics, Inc. (a)	38,560	112,210
Medicenna Therapeutics Corp. (a)(b)	19,762	76,874
MediciNova, Inc. (a)(b)	25,966	109,577
MEI Pharma, Inc. (a)	53,702	154,662
MeiraGTx Holdings PLC (a)	27,678	381,680
Mereo Biopharma Group PLC ADR (a)(b)	32,987	107,867
Merrimack Pharmaceuticals, Inc. (a)	2,337	14,957
Mersana Therapeutics, Inc. (a)	38,414	550,088
Merus BV (a)	20,484	433,237
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	58,346
Metacrine, Inc.	7,941	32,717
Midatech Pharma PLC ADR (a)(b)	7,397	14,128
Millendo Therapeutics, Inc. (a)	22,083	26,279
MiMedx Group, Inc. (a)(b)	59,575	636,857
Minerva Neurosciences, Inc. (a)	7,475	22,051
Mirati Therapeutics, Inc. (a)	28,158	4,453,188
Mirum Pharmaceuticals, Inc. (a)	14,847	245,569
Moderna, Inc. (a)	221,215	40,926,987
Molecular Templates, Inc. (a)	32,716	292,481
Moleculin Biotech, Inc. (a)	7,535	27,880
Monopar Therapeutics, Inc. (a)(b)	4,962	28,333
Morphic Holding, Inc. (a)	19,704	972,589
Morphosys AG sponsored ADR (a)	7,201	158,998
Mustang Bio, Inc. (a)	37,461	125,494
Myriad Genetics, Inc. (a)	42,298	1,211,838
Nanobiotix SA ADR (b)	1,588	27,123
Natera, Inc. (a)	48,551	4,570,591
Neoleukin Therapeutics, Inc. (a)	22,529	225,966
Neubase Therapeutics, Inc. (a)(b)	13,736	71,015
Neurobo Pharmaceuticals, Inc. (a)	9,229	26,026
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	52,583	5,059,536
Neximmune, Inc.	11,947	221,975
NextCure, Inc. (a)	9,878	77,542
Nkarta, Inc. (a)(b)	18,643	453,957
Novavax, Inc. (a)	40,913	6,039,577
NuCana PLC ADR (a)	14,498	44,364
Nurix Therapeutics, Inc. (a)(b)	24,268	677,077
Nymox Pharmaceutical Corp. (a)(b)	41,592	63,220
ObsEva SA (a)	24,966	72,901
Ocugen, Inc. (a)(b)	105,158	918,029
Olema Pharmaceuticals, Inc. (b)	22,009	615,372
OncoCyte Corp. (a)	49,349	218,123
Oncolytics Biotech, Inc. (a)	24,545	74,862
Oncorus, Inc. (a)	13,846	238,151
OncoSec Medical, Inc. (a)	23,035	92,370
Oncternal Therapeutics, Inc. (a)	28,548	162,438
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)	8,401	18,398
Opko Health, Inc. (a)(b)	378,730	1,446,749
Opthea Ltd. ADR (a)	1,175	10,751
Orchard Therapeutics PLC ADR (a)	30,672	160,415
Organogenesis Holdings, Inc. Class A (a)(b)	71,506	1,274,952
Organovo Holdings, Inc. (a)(b)	3,745	35,203
Orgenesis, Inc. (a)(b)	11,563	55,849
ORIC Pharmaceuticals, Inc. (a)(b)	21,924	500,963
Outlook Therapeutics, Inc. (a)	98,465	263,886
Ovid Therapeutics, Inc. (a)(b)	34,929	144,955
Oyster Point Pharma, Inc. (a)(b)	13,535	242,547
Palisade Bio, Inc. (a)(b)	4,937	18,810
Palisade Bio, Inc. rights (a)(c)	29,628	0
Passage Bio, Inc. (a)(b)	29,798	394,824
PDS Biotechnology Corp. (a)	17,716	216,135
Pharming Group NV ADR (a)	2,093	25,430
PhaseBio Pharmaceuticals, Inc. (a)(b)	10,575	35,744
Phio Pharmaceuticals Corp. (a)	20,152	44,737
Pieris Pharmaceuticals, Inc. (a)	27,125	93,310
Pluristem Therapeutics, Inc. (a)(b)	12,690	46,699
Plus Therapeutics, Inc. (a)(b)	17,778	42,134
PMV Pharmaceuticals, Inc. (b)	25,512	877,613
Polarityte, Inc. (a)(b)	77,220	88,031
Portage Biotech, Inc. (a)(b)	5,892	165,565
Poseida Therapeutics, Inc. (a)(b)	35,266	297,998
Praxis Precision Medicines, Inc.	21,955	430,098
Precigen, Inc. (a)(b)	110,895	731,907
Precision BioSciences, Inc. (a)(b)	32,101	338,024
Prelude Therapeutics, Inc. (b)	26,166	909,530
Prometheus Biosciences, Inc. (a)	18,805	437,968
ProQR Therapeutics BV (a)(b)	23,054	143,857
Protagonist Therapeutics, Inc. (a)	23,216	815,114
Protara Therapeutics, Inc. (a)	4,515	42,802
Prothena Corp. PLC (a)	20,939	610,791
PTC Therapeutics, Inc. (a)	39,121	1,536,282
Puma Biotechnology, Inc. (a)	25,036	264,130
PureTech Health PLC ADR (a)(b)	566	32,251
Qualigen Therapeutics, Inc. (a)(b)	10,616	20,277
Radius Health, Inc. (a)	26,855	518,033
Rain Therapeutics, Inc. (a)(b)	10,662	211,854
RAPT Therapeutics, Inc. (a)(b)	12,217	235,788
Recro Pharma, Inc. (a)	15,366	35,188
Recursion Pharmaceuticals, Inc. (a)(b)	81,269	2,142,251
Regeneron Pharmaceuticals, Inc. (a)	58,384	29,333,873
REGENXBIO, Inc. (a)	22,282	785,886
Regulus Therapeutics, Inc. (a)(b)	67,351	66,428
Relay Therapeutics, Inc. (a)	50,544	1,623,473
Repare Therapeutics, Inc. (b)	21,402	691,713
Repligen Corp. (a)	30,439	5,558,466
Replimune Group, Inc. (a)	25,355	988,084
Revolution Medicines, Inc. (a)(b)	40,970	1,225,413
Rhythm Pharmaceuticals, Inc. (a)	26,615	521,920
Rigel Pharmaceuticals, Inc. (a)	90,653	337,229
Rocket Pharmaceuticals, Inc. (a)(b)	34,922	1,484,185
Rubius Therapeutics, Inc. (a)(b)	44,722	1,092,558
Sage Therapeutics, Inc. (a)	32,434	2,257,406
Salarius Pharmaceuticals, Inc. (a)(b)	35,070	44,890
Salarius Pharmaceuticals, Inc. rights (a)(c)	122,366	15,051
Sana Biotechnology, Inc. (b)	104,431	2,189,918
Sangamo Therapeutics, Inc. (a)	79,495	856,956
Sarepta Therapeutics, Inc. (a)	44,000	3,328,600
Savara, Inc. (a)	54,580	98,244
Scholar Rock Holding Corp. (a)(b)	18,710	502,738
Scopus Biopharma, Inc. (b)	9,794	69,342
Seagen, Inc. (a)	100,584	15,625,724
Selecta Biosciences, Inc. (a)	55,947	242,810
Sellas Life Sciences Group, Inc. (a)	12,014	143,687
Sensei Biotherapeutics, Inc.	15,533	193,075
Seres Therapeutics, Inc. (a)	52,432	1,106,840
Sesen Bio, Inc. (a)	104,301	349,408
Shattuck Labs, Inc.	23,856	647,452
Sierra Oncology, Inc. (a)(b)	5,958	105,576
Sigilon Therapeutics, Inc.	16,929	197,561
Silverback Therapeutics, Inc. (b)	19,230	529,402
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)(b)	47,869	109,141
Soleno Therapeutics, Inc. (a)	41,457	42,701
Solid Biosciences, Inc. (a)	60,067	228,255
Soligenix, Inc. (a)(b)	8,820	8,996
Sonnet Biotherapeutics Holding (a)(b)	15,344	23,783
Sorrento Therapeutics, Inc. (a)(b)	156,858	1,179,572
Spectrum Pharmaceuticals, Inc. (a)(b)	101,297	349,475
Spero Therapeutics, Inc. (a)(b)	13,597	197,157
Springworks Therapeutics, Inc. (a)(b)	27,008	2,202,232
Spruce Biosciences, Inc. (b)	13,434	189,822
Stealth BioTherapeutics Corp. ADR (a)(b)	9,599	13,151
Stoke Therapeutics, Inc. (a)(b)	19,882	788,520
Summit Therapeutics, Inc. (a)(b)	53,018	414,601
Surface Oncology, Inc. (a)(b)	19,090	172,574
Sutro Biopharma, Inc. (a)	24,478	455,536
Syndax Pharmaceuticals, Inc. (a)(b)	25,794	473,836
Synlogic, Inc. (a)	40,292	150,692
Syros Pharmaceuticals, Inc. (a)	30,872	199,124
T2 Biosystems, Inc. (a)(b)	103,876	144,388
Taysha Gene Therapies, Inc. (b)	22,814	513,315
TCR2 Therapeutics, Inc. (a)	20,704	396,482
Tenax Therapeutics, Inc. (a)	30,408	59,296
TG Therapeutics, Inc. (a)	77,601	2,705,947
Theratechnologies, Inc. (a)	44,667	157,228
Tiziana Life Sciences PLC ADR (a)(b)	14,852	34,902
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	174,073	205,406
TRACON Pharmaceuticals, Inc. (a)(b)	12,879	77,660
Translate Bio, Inc. (a)	41,077	739,797
Travere Therapeutics, Inc. (a)	30,901	468,768
Trevena, Inc. (a)	95,478	166,132
Trillium Therapeutics, Inc. (a)(b)	56,388	449,412
Turning Point Therapeutics, Inc. (a)	27,202	1,800,228
Twist Bioscience Corp. (a)	27,050	2,902,736
Tyme Technologies, Inc. (a)(b)	86,426	133,096
Ultragenyx Pharmaceutical, Inc. (a)	36,984	3,761,643
uniQure B.V. (a)	25,416	882,698
United Therapeutics Corp. (a)	24,857	4,620,916
UNITY Biotechnology, Inc. (a)	23,540	105,459
UroGen Pharma Ltd. (a)(b)	11,336	199,740
Vaccinex, Inc. (a)(b)	17,705	42,138
Vanda Pharmaceuticals, Inc. (a)	35,576	629,339
Vaxart, Inc. (a)(b)	65,370	432,749
Vaxcyte, Inc.	27,477	578,940
VBI Vaccines, Inc. (a)(b)	137,102	442,839
VBL Therapeutics (a)(b)	24,873	58,700
VectivBio Holding AG (a)	17,780	264,922
Veracyte, Inc. (a)	37,092	1,448,443
Verastem, Inc. (a)	111,497	431,493
Vericel Corp. (a)	25,530	1,442,445
Vertex Pharmaceuticals, Inc. (a)	144,397	30,125,546
Viking Therapeutics, Inc. (a)(b)	46,434	243,314
Vincerx Pharma, Inc. (a)(b)	5,053	70,136
Vir Biotechnology, Inc. (a)(b)	71,142	2,981,561
Viracta Therapeutics, Inc. (a)(b)	7,200	74,736
Viridian Therapeutics, Inc. (a)	3,556	64,044
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
VistaGen Therapeutics, Inc. (a)	88,620	229,526
Vor Biopharma, Inc. (a)(b)	20,299	428,309
Voyager Therapeutics, Inc. (a)(b)	9,718	41,399
vTv Therapeutics, Inc. Class A (a)(b)	39,477	97,113
Vyant Bio, Inc. (a)(b)	13,429	49,553
Windtree Therapeutics, Inc. (a)(b)	7,883	13,953
X4 Pharmaceuticals, Inc. (a)	14,730	139,935
Xbiotech, Inc. (a)	15,395	265,564
Xencor, Inc. (a)	34,932	1,343,485
Xenetic Biosciences, Inc. (a)	20,698	39,740
Xenon Pharmaceuticals, Inc. (a)	21,650	399,876
XOMA Corp. (a)	4,906	144,580
Y-mAbs Therapeutics, Inc. (a)	25,116	899,906
Yield10 Bioscience, Inc. (a)	5,455	44,949
Yumanity Therapeutics, Inc. (a)(b)	3,571	54,922
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)	33,205	5,899,200
Zealand Pharma A/S sponsored ADR (a)(b)	3,611	106,777
Zentalis Pharmaceuticals, Inc. (a)	22,504	1,256,848
ZIOPHARM Oncology, Inc. (a)(b)	133,508	405,864
Zymergen, Inc. (a)(b)	54,364	1,760,306
		644,258,978
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	25,243	7,183,653
Accelerate Diagnostics, Inc. (a)	32,605	247,472
Accuray, Inc. (a)	42,355	180,432
Acutus Medical, Inc. (a)(b)	13,707	223,013
Aethlon Medical, Inc. (a)	2,749	4,783
Align Technology, Inc. (a)	43,820	25,860,373
Allied Healthcare Products, Inc. (a)(b)	1,352	5,056
Alphatec Holdings, Inc.(a)	51,997	753,957
Angiodynamics, Inc. (a)	19,263	445,361
Antares Pharma, Inc. (a)	98,062	389,306
Apollo Endosurgery, Inc. (a)	15,720	113,184
Apyx Medical Corp. (a)	18,122	177,414
Aspira Women's Health, Inc. (a)(b)	64,182	358,777
Atricure, Inc. (a)	24,789	1,852,482
Atrion Corp.	958	594,918
Avinger, Inc. (a)	61,116	64,172
AxoGen, Inc. (a)	20,701	420,230
Axonics Modulation Technologies, Inc. (a)	22,638	1,305,986
Bellerophon Therapeutics, Inc. (a)	4,969	20,572
Beyond Air, Inc. (a)(b)	9,537	47,208
BioLase Technology, Inc. (a)	104,396	75,687
BioLife Solutions, Inc. (a)	20,731	690,550
Biomerica, Inc. (a)(b)	5,860	21,389
BioSig Technologies, Inc. (a)	11,418	41,333
Bioventus, Inc.	22,014	391,409
Cardiovascular Systems, Inc. (a)	23,790	932,330
Cerus Corp. (a)	93,501	541,371
Check Capital Ltd. (a)(b)	58,636	93,818
Chembio Diagnostics, Inc. (a)(b)	16,477	52,562
ClearPoint Neuro, Inc. (a)	13,370	246,275
Co-Diagnostics, Inc. (a)(b)	17,214	138,917
ConforMis, Inc. (a)	88,612	78,298
CryoPort, Inc. (a)(b)	24,925	1,393,806
Cutera, Inc. (a)(b)	9,184	352,482
CytoSorbents Corp. (a)(b)	20,343	164,575
Dare Bioscience, Inc. (a)(b)	29,994	38,392
DarioHealth Corp. (a)(b)	7,922	128,891
Delcath Systems, Inc. (a)(b)	1,414	15,130
Dentsply Sirona, Inc.	121,331	8,119,471
DexCom, Inc. (a)	53,224	19,660,413
Eargo, Inc. (a)(b)	21,526	732,315
EDAP TMS SA sponsored ADR (a)(b)	22,764	153,657
Ekso Bionics Holdings, Inc. (a)	5,843	33,188
electroCore, Inc. (a)	32,345	54,340
ENDRA Life Sciences, Inc. (a)(b)	35,458	75,171
Establishment Labs Holdings, Inc. (a)	13,987	1,116,163
Fonar Corp. (a)	3,366	60,925
GBS, Inc. (a)(b)	2,664	8,019
Hancock Jaffe Laboratories, Inc. (a)(b)	3,269	19,320
Helius Medical Technologies, Inc. (U.S.) (a)(b)	1,605	21,684
Heska Corp. (a)	5,548	1,099,336
Hologic, Inc. (a)	143,478	9,047,723
ICU Medical, Inc. (a)	11,909	2,477,787
IDEXX Laboratories, Inc. (a)	47,426	26,468,925
Impel Neuropharma, Inc. (a)(b)	7,532	84,132
Inari Medical, Inc.	27,483	2,389,647
InMode Ltd. (a)	20,616	1,759,782
Inogen, Inc. (a)	13,301	822,135
Insulet Corp. (a)	36,639	9,880,439
Integra LifeSciences Holdings Corp. (a)	47,834	3,302,938
Intersect ENT, Inc. (a)	22,132	390,630
IntriCon Corp. (a)	5,239	116,987
Intuitive Surgical, Inc. (a)	65,123	54,845,288
InVivo Therapeutics Holdings Corp. (a)(b)	43,910	29,529
INVO Bioscience, Inc. (a)(b)	2,637	11,550
IRadimed Corp. (a)	7,542	209,743
iRhythm Technologies, Inc. (a)	16,455	1,241,694
Iridex Corp. (a)(b)	7,305	57,417
Itamar Medical Ltd. ADR (a)	3,458	70,820
Kewaunee Scientific Corp. (a)	1,782	21,259
Lantheus Holdings, Inc. (a)	36,857	893,782
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc.	13,069	669,263
LENSAR, Inc. (a)	5,527	45,708
LivaNova PLC (a)	27,107	2,264,519
Lucira Health, Inc. (b)	20,144	99,511
Masimo Corp. (a)	31,002	6,684,031
Medigus Ltd. ADR (a)	7,664	13,259
Meridian Bioscience, Inc. (a)	24,681	512,378
Merit Medical Systems, Inc. (a)	31,052	1,873,678
Mesa Laboratories, Inc.	2,822	694,381
Microbot Medical, Inc. (a)(b)	2,681	20,590
Misonix, Inc. (a)	8,900	170,791
Motus GI Holdings, Inc. (a)(b)	42,952	43,811
MyMD Pharmaceuticals, Inc. (a)(b)	19,378	84,682
Nano-X Imaging Ltd. (a)(b)	26,181	654,525
NanoVibronix, Inc. (a)	25,676	21,352
Natus Medical, Inc. (a)	17,191	460,719
Nemaura Medical, Inc. (a)(b)	11,700	159,237
Neogen Corp. (a)	29,523	2,725,268
Neovasc, Inc. (a)	21,359	19,437
Neuronetics, Inc. (a)	15,647	212,330
Newegg Commerce, Inc. (a)	4,371	43,929
Novocure Ltd. (a)	56,745	11,575,980
NuVasive, Inc. (a)	28,056	1,913,419
Nuwellis, Inc. (a)	6,913	27,790
Obalon Therapeutics, Inc.(a)(b)	17,647	55,059
OraSure Technologies, Inc. (a)	41,450	398,335
Ortho Clinical Diagnostics Holdings PLC	130,391	2,679,535
Orthofix International NV (a)	9,251	376,516
OrthoPediatrics Corp. (a)	10,461	590,942
Outset Medical, Inc.	23,989	1,157,949
PAVmed, Inc. (a)(b)	43,839	232,347
Predictive Oncology, Inc. (a)(b)	38,220	45,100
Pro-Dex, Inc. (a)	3,523	120,416
Profound Medical Corp. (a)	8,921	157,634
Pulmonx Corp.	19,855	852,177
Pulse Biosciences, Inc. (a)(b)	15,897	286,782
Quidel Corp. (a)(b)	23,611	2,788,695
Quotient Ltd. (a)	62,085	258,274
Repro Medical Systems, Inc. (a)(b)	20,163	86,096
ReWalk Robotics Ltd. (a)	29,639	55,425
Rockwell Medical Technologies, Inc. (a)(b)	24,209	21,064
Sanara Medtech, Inc. (a)	3,924	115,562
Seaspine Holdings Corp. (a)	16,598	338,267
Second Sight Medical Products, Inc. (a)	14,858	88,851
Shockwave Medical, Inc. (a)	19,835	3,568,317
SI-BONE, Inc. (a)	16,689	503,507
Sientra, Inc. (a)(b)	31,005	215,795
Silk Road Medical, Inc. (a)	19,105	928,121
Sintx Technologies, Inc. (a)(b)	21,155	30,675
SmileDirectClub, Inc. (a)(b)	63,011	517,320
Soliton, Inc. (a)	10,936	243,654
Staar Surgical Co. (a)	26,042	3,802,913
STRATA Skin Sciences, Inc. (a)	17,447	24,426
Surgalign Holdings, Inc. (a)	51,564	101,065
SurModics, Inc. (a)	7,764	411,880
Tactile Systems Technology, Inc. (a)	12,519	673,147
Talis Biomedical Corp.	13,579	132,259
Tandem Diabetes Care, Inc. (a)	35,095	2,996,762
Tela Bio, Inc. (a)	6,966	95,713
Thermogenesis Holdings, Inc. (a)(b)	2,264	6,203
Titan Medical, Inc. (a)(b)	54,356	104,364
TransMedics Group, Inc. (a)	15,332	393,112
Treace Medical Concepts, Inc. (a)	26,776	868,881
Trinity Biotech PLC sponsored ADR (a)(b)	13,909	43,535
Utah Medical Products, Inc.	3,090	264,844
Varex Imaging Corp. (a)	23,722	595,185
Venus Concept, Inc. (a)	24,506	49,992
ViewRay, Inc. (a)	84,065	494,302
Viveve Medical, Inc. (a)	62	171
Zosano Pharma Corp. (a)	87,573	70,058
Zynex, Inc. (a)(b)	19,173	291,813
		250,045,402
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	75,460	2,792,020
Acadia Healthcare Co., Inc. (a)	48,947	3,150,229
Accolade, Inc. (a)	32,486	1,640,218
AdaptHealth Corp. (a)(b)	63,834	1,671,812
Addus HomeCare Corp. (a)	8,720	838,602
Akumin, Inc. (a)(b)	32,538	91,106
Alignment Healthcare, Inc. (a)(b)	103,822	2,619,429
Amedisys, Inc. (a)	18,005	4,651,952
Apollo Medical Holdings, Inc. (a)	30,440	1,061,747
Apria, Inc.	19,041	579,798
Avalon GloboCare Corp. (a)(b)	32,090	36,583
Aveanna Healthcare Holdings, Inc. (a)	95,400	1,106,640
Biodesix, Inc. (a)	14,278	206,317
Caladrius Biosciences, Inc. (a)	14,883	22,622
Castle Biosciences, Inc. (a)	13,466	807,017
Clover Health Investments Corp. (a)(b)	78,635	600,771
Corvel Corp. (a)	9,803	1,221,454
Covetrus, Inc. (a)	75,082	2,082,775
Cross Country Healthcare, Inc. (a)	18,850	295,003
Exagen, Inc. (a)	7,907	112,675
Five Star Senior Living, Inc. (a)(b)	17,017	102,272
Fulgent Genetics, Inc. (a)(b)	16,010	1,185,861
Great Elm Group, Inc. (a)	7,056	18,628
Guardant Health, Inc. (a)	55,596	6,900,576
HealthEquity, Inc. (a)	45,526	3,784,121
Henry Schein, Inc. (a)	78,144	5,942,070
Ikena Oncology, Inc. (a)(b)	16,267	292,806
IMAC Holdings, Inc. (a)(b)	117,207	219,177
Innovage Holding Corp. (a)	75,461	1,614,865
LHC Group, Inc. (a)	17,460	3,437,001
Magellan Health Services, Inc. (a)	14,171	1,334,766
Modivcare, Inc. (a)	7,758	1,142,210
National Research Corp. Class A	13,880	663,880
Novo Integrated Sciences, Inc. (a)	8,005	17,771
Ontrak, Inc. (a)	10,232	310,848
Option Care Health, Inc. (a)	99,534	1,825,454
Patterson Companies, Inc. (b)	54,157	1,762,269
Pennant Group, Inc. (a)	15,432	528,855
PetIQ, Inc. Class A (a)(b)	13,773	566,070
Precipio, Inc. (a)	16,994	56,250
Premier, Inc.	68,489	2,260,137
Progenity, Inc. (b)	35,463	91,849
Progyny, Inc. (a)	48,053	3,077,314
Psychemedics Corp. (a)	3,315	21,879
R1 RCM, Inc. (a)	144,032	3,334,341
RadNet, Inc. (a)	28,166	745,554
Sharps Compliance Corp. (a)(b)	8,144	110,921
SOC Telemed, Inc. Class A (a)(b)	49,797	298,782
Star Equity Holdings, Inc. (a)(b)	11,004	30,371
Surgery Partners, Inc. (a)	32,632	1,909,951
The Ensign Group, Inc.	29,826	2,481,523
The Joint Corp. (a)(b)	9,246	657,206
Tivity Health, Inc. (a)	27,823	728,963
Viemed Healthcare, Inc. (a)	19,429	151,740
Vivos Therapeutics, Inc.	8,417	45,283
		73,240,334
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	84,902	1,476,446
CareCloud, Inc. (a)(b)	13,011	109,423
Cerner Corp.	170,730	13,359,623
Certara, Inc. (b)	85,985	2,262,265
Change Healthcare, Inc. (a)	169,932	3,983,206
Computer Programs & Systems, Inc.	10,872	351,927
Forian, Inc. (a)(b)	18,658	186,020
GoodRx Holdings, Inc. (b)	35,618	1,321,784
Health Catalyst, Inc. (a)(b)	23,320	1,252,051
HealthStream, Inc. (a)	16,614	434,955
HTG Molecular Diagnostics (a)(b)	12,929	48,096
iCAD, Inc. (a)	15,927	261,999
Inovalon Holdings, Inc. Class A (a)	41,582	1,304,012
NantHealth, Inc. (a)	57,733	150,683
NeuroPace, Inc. (a)	12,283	281,649
Nextgen Healthcare, Inc. (a)	35,416	581,531
Omnicell, Inc. (a)	23,837	3,313,343
OptimizeRx Corp. (a)	10,957	538,208
Renalytix AI PLC ADR (a)(b)	4,156	136,982
Schrodinger, Inc. (a)(b)	33,990	2,385,418
SCWorx, Corp. (a)(b)	13,282	20,321
Simulations Plus, Inc. (b)	10,611	560,049
Streamline Health Solutions, Inc. (a)	14,467	28,211
Tabula Rasa HealthCare, Inc. (a)(b)	13,654	589,989
Telemynd, Inc. (a)(c)	92	0
		34,938,191
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	47,857	8,614,260
AbCellera Biologics, Inc. (b)	150,046	4,025,734
Adaptive Biotechnologies Corp. (a)	77,332	2,923,923
Applied DNA Sciences, Inc. (a)(b)	2,126	12,310
Berkeley Lights, Inc. (a)	37,172	1,616,982
Bio-Techne Corp.	21,387	8,850,582
BioNano Genomics, Inc. (a)(b)	154,210	951,476
Bruker Corp.	84,617	5,875,804
Cellect Biotechnology Ltd. ADR (a)(b)	10,200	31,926
Champions Oncology, Inc. (a)	10,958	103,115
ChromaDex, Inc. (a)(b)	42,495	352,709
Codexis, Inc. (a)	35,046	718,443
Compugen Ltd. (a)(b)	42,343	325,194
Fluidigm Corp. (a)(b)	37,771	219,072
Genetic Technologies Ltd. ADR (a)(b)	2,511	11,614
Harvard Bioscience, Inc. (a)	25,302	177,114
ICON PLC (a)	29,478	6,595,997
Illumina, Inc. (a)	80,644	32,712,432
ImmunoPrecise Antibodies Ltd. (a)(b)	6,816	53,301
Inotiv, Inc. (a)	5,553	138,159
Luminex Corp.	28,121	1,037,384
Maravai LifeSciences Holdings, Inc.	63,264	2,374,931
Medpace Holdings, Inc. (a)	19,854	3,316,809
Nanostring Technologies, Inc. (a)	23,996	1,331,538
NeoGenomics, Inc. (a)	64,799	2,658,703
Olink Holding AB ADR (a)	9,441	333,551
Pacific Biosciences of California, Inc. (a)	107,009	2,894,593
Personalis, Inc. (a)	22,588	508,004
PPD, Inc. (a)	194,022	8,948,295
PRA Health Sciences, Inc. (a)	36,038	6,159,615
Quanterix Corp. (a)	19,890	1,024,136
Seer, Inc. (b)	31,644	936,030
Sotera Health Co.	157,250	3,789,725
Syneos Health, Inc. (a)	57,814	5,081,851
		114,705,312
Pharmaceuticals - 0.9%
4D Pharma PLC ADR (a)(b)	1,165	13,013
9 Meters Biopharma, Inc. (a)(b)	116,420	149,018
A Menarini Industrie Farmaceut rights (a)(c)	32,407	11,481
Acasti Pharma, Inc. (a)(b)	146,784	73,289
AcelRx Pharmaceuticals, Inc. (a)	69,185	96,167
Acer Therapeutics, Inc. (a)(b)	7,869	23,056
Achilles Therapeutics PLC ADR (a)(b)	4,669	58,969
Aclaris Therapeutics, Inc. (a)	30,259	672,960
Adamis Pharmaceuticals Corp. (a)(b)	103,311	71,119
Adial Pharmaceuticals, Inc. (a)(b)	13,581	33,545
Aerie Pharmaceuticals, Inc. (a)(b)	28,131	458,254
Aerpio Pharmaceuticals, Inc. (a)	22,410	38,097
Agile Therapeutics, Inc. (a)(b)	61,745	99,409
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	54,324
Alimera Sciences, Inc. (a)	5,507	57,824
Amphastar Pharmaceuticals, Inc. (a)	43,435	821,790
Amryt Pharma PLC ADR (a)(b)	6,776	79,618
Angion Biomedica Corp.	15,840	244,570
ANI Pharmaceuticals, Inc. (a)	9,565	328,558
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aquestive Therapeutics, Inc. (a)(b)	39,828	147,762
Artelo Biosciences, Inc. (a)	38,032	47,160
Arvinas Holding Co. LLC (a)	26,953	1,960,561
Assertio Holdings, Inc. (a)	39,380	71,278
AstraZeneca PLC:
rights (a)(c)	3,011	0
sponsored ADR (b)	259,008	14,703,884
Atea Pharmaceuticals, Inc. (b)	47,154	962,885
Athira Pharma, Inc.	22,163	441,930
Auris Medical Holding AG (a)	18,871	67,747
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	311,660
Avenue Therapeutics, Inc. (a)(b)	12,483	61,916
Axsome Therapeutics, Inc. (a)(b)	22,242	1,350,312
Aytu BioScience, Inc. (a)(b)	14,838	75,377
Baudax Bio, Inc. (a)	35,933	32,448
Biodelivery Sciences International, Inc. (a)	89,535	316,059
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	41,717
Calliditas Therapeutics AB ADR (a)(b)	5,831	173,414
Cara Therapeutics, Inc. (a)	34,753	472,293
Cassava Sciences, Inc. (a)	22,322	1,203,602
Cerecor, Inc. (a)	43,412	114,608
Chiasma, Inc. (a)(b)	50,091	211,885
China SXT Pharmaceuticals, Inc. (a)(b)	26,642	34,635
Citius Pharmaceuticals, Inc. (a)(b)	75,361	171,823
Clearside Biomedical, Inc. (a)	38,079	97,673
Clever Leaves Holdings, Inc. (a)(b)	13,315	162,842
CNS Pharmaceuticals, Inc. (a)(b)	11,876	21,971
Cocrystal Pharma, Inc. (a)(b)	39,771	44,941
Collegium Pharmaceutical, Inc. (a)	24,854	593,762
Corcept Therapeutics, Inc. (a)	71,775	1,550,340
CorMedix, Inc. (a)(b)	20,194	146,003
Cronos Group, Inc. (a)(b)	206,950	1,864,620
Cumberland Pharmaceuticals, Inc. (a)	11,327	33,415
CymaBay Therapeutics, Inc. (a)(b)	58,261	246,444
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)	139,062	229,452
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	24,062	37,537
Endo International PLC (a)	136,064	798,696
Enveric Biosciences, Inc. (a)(b)	6,768	15,093
Eton Pharmaceuticals, Inc. (a)(b)	19,371	136,759
Evofem Biosciences, Inc. (a)	82,798	71,206
Evoke Pharma, Inc.(a)(b)	26,645	32,773
Evolus, Inc. (a)	24,994	270,435
EyeGate Pharmaceuticals, Inc. (a)	2,167	9,513
Eyenovia, Inc. (a)	18,093	86,485
Eyepoint Pharmaceuticals, Inc. (a)	16,085	158,116
Fulcrum Therapeutics, Inc. (a)(b)	18,817	168,036
Graybug Vision, Inc. (b)	12,609	50,184
Harmony Biosciences Holdings, Inc. (a)	33,782	1,079,673
Harrow Health, Inc. (a)(b)	22,525	207,230
Hepion Pharmaceuticals, Inc. (a)(b)	33,141	56,340
Horizon Therapeutics PLC (a)	124,580	11,419,003
Hoth Therapeutics, Inc. (a)	2,601	3,771
Hutchison China Meditech Ltd. sponsored ADR (a)	33,593	999,392
IMARA, Inc. (a)	11,348	82,500
InMed Pharmaceuticals, Inc. (a)(b)	4,383	12,930
Innoviva, Inc. (a)	74,629	1,003,760
Intra-Cellular Therapies, Inc. (a)	47,541	1,873,591
Iterum Therapeutics PLC (a)	96,173	139,451
Jaguar Health, Inc. (a)(b)	83,167	133,067
Jazz Pharmaceuticals PLC (a)	32,431	5,776,934
Kala Pharmaceuticals, Inc. (a)(b)	31,202	176,291
Kaleido Biosciences, Inc. (a)(b)	22,138	158,951
KemPharm, Inc. (a)(b)	16,829	172,329
Landos Biopharma, Inc.	22,141	243,108
Lexaria Bioscience Corp. (a)(b)	2,740	16,659
Lipocine, Inc. (a)	61,226	74,696
Liquidia Technologies, Inc. (a)	21,967	66,121
Longboard Pharmaceuticals, Inc. (a)	6,573	54,293
Lyra Therapeutics, Inc.	9,646	69,258
Marinus Pharmaceuticals, Inc. (a)(b)	20,303	341,496
MediWound Ltd. (a)	23,801	80,923
Milestone Pharmaceuticals, Inc. (a)	20,859	126,197
Mind Medicine MindMed, Inc. (a)(b)	184,120	626,008
Nabriva Therapeutics PLC (a)(b)	13,225	18,251
Nektar Therapeutics (a)	108,591	1,962,239
NGM Biopharmaceuticals, Inc. (a)	43,512	655,291
NLS Pharmaceutics Ltd. (a)(b)	5,844	20,162
Novan, Inc. (a)(b)	10,162	79,314
Ocular Therapeutix, Inc. (a)	42,919	624,901
Ocuphire Pharma, Inc. (a)(b)	9,487	43,071
Odonate Therapeutics, Inc. (a)	25,693	88,898
Omeros Corp. (a)(b)	40,138	609,696
Onconova Therapeutics, Inc. (a)	12,224	81,779
Opiant Pharmaceuticals, Inc. (a)	3,728	47,159
OptiNose, Inc. (a)	28,477	90,842
Oramed Pharmaceuticals, Inc. (a)(b)	16,957	195,345
Osmotica Pharmaceuticals PLC (a)(b)	40,948	119,159
Otonomy, Inc. (a)	34,460	80,292
Pacira Biosciences, Inc. (a)	26,655	1,617,159
PainReform Ltd. (b)	5,250	15,750
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	243,937
Petros Pharmaceuticals, Inc. (a)(b)	6,734	20,404
Pharvaris BV	16,824	344,892
Phathom Pharmaceuticals, Inc. (a)(b)	17,323	612,368
Phibro Animal Health Corp. Class A	18,319	516,413
Pliant Therapeutics, Inc.	21,561	648,124
PLx Pharma PLC (a)(b)	15,915	235,860
PolyPid Ltd. (a)	9,757	92,692
Processa Pharmaceuticals, Inc. (b)	7,546	46,408
ProPhase Labs, Inc.	7,224	34,675
Provention Bio, Inc. (a)(b)	40,087	305,062
Pulmatrix, Inc. (a)(b)	28,209	26,248
Purple Biotech Ltd. ADR (a)(b)	9,695	52,935
Qilian International Holding Group Ltd. (b)	23,641	111,113
Reata Pharmaceuticals, Inc. (a)(b)	18,420	2,518,751
RedHill Biopharma Ltd. sponsored ADR (a)(b)	23,879	173,123
Relmada Therapeutics, Inc. (a)(b)	12,198	421,929
Reneo Pharmaceuticals, Inc. (a)	11,991	120,510
Revance Therapeutics, Inc. (a)	42,674	1,263,577
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	3,238	16,190
Royalty Pharma PLC (b)	218,296	8,758,036
Sanofi SA sponsored ADR	115,425	6,167,158
Satsuma Pharmaceuticals, Inc. (a)	15,079	78,712
scPharmaceuticals, Inc. (a)	18,268	103,397
SCYNEXIS, Inc. (a)	7,435	71,227
Seelos Therapeutics, Inc. (a)	47,271	145,595
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	20,064	32,504
SIGA Technologies, Inc. (a)	74,518	525,352
Sol-Gel Technologies Ltd. (a)(b)	13,406	138,484
Strongbridge Biopharma PLC (a)	39,901	100,551
Supernus Pharmaceuticals, Inc. (a)(b)	32,482	969,588
Tarsus Pharmaceuticals, Inc. (a)	12,561	418,533
Teligent, Inc. (a)	69,134	37,132
Terns Pharmaceuticals, Inc. (b)	14,756	252,475
TFF Pharmaceuticals, Inc. (a)	14,144	150,068
TherapeuticsMD, Inc. (a)(b)	223,639	270,603
Theravance Biopharma, Inc. (a)	36,348	628,093
Tilray, Inc. Class 2 (a)(b)	100,306	1,672,101
Titan Pharmaceuticals, Inc. (a)(b)	19,257	46,987
Trevi Therapeutics, Inc. (a)	7,164	15,259
Tricida, Inc. (a)(b)	34,018	156,823
Universe Pharmaceuticals, Inc. (a)	8,802	28,254
Vallon Pharamceuticals, Inc. (b)	4,817	19,268
Verona Pharma PLC ADR (a)(b)	7,472	45,206
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	183,448
Viatris, Inc.	672,726	10,252,344
Vyne Therapeutics, Inc. (a)(b)	30,249	119,484
WAVE Life Sciences (a)	32,769	224,140
Xeris Pharmaceuticals, Inc. (a)(b)	45,418	141,704
Zogenix, Inc. (a)	35,750	627,413
Zynerba Pharmaceuticals, Inc. (a)	16,974	96,412
		104,823,884

TOTAL HEALTH CARE		1,222,012,101

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	13,397	1,468,713
AerSale Corp. (a)	22,165	266,202
Astronics Corp. (a)	10,063	170,668
Astrotech Corp. (a)(b)	36,874	43,143
Axon Enterprise, Inc. (a)	35,725	5,022,578
EHang Holdings Ltd. ADR (a)(b)	14,795	399,613
Elbit Systems Ltd. (b)	23,780	3,148,472
Innovative Solutions & Support, Inc.	5,109	28,610
Kratos Defense & Security Solutions, Inc. (a)	68,797	1,720,613
Mercury Systems, Inc. (a)	30,699	2,009,250
PAE, Inc. (a)	49,577	402,565
RADA Electronic Industries Ltd. (a)	29,760	351,168
Sigma Labs, Inc. (a)(b)	14,199	51,968
TAT Technologies Ltd. (a)(b)	4,899	27,385
		15,110,948
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	931	21,636
Air Transport Services Group, Inc. (a)	32,945	818,354
Atlas Air Worldwide Holdings, Inc. (a)	14,813	1,109,938
C.H. Robinson Worldwide, Inc.	74,559	7,233,714
Echo Global Logistics, Inc. (a)	16,109	550,283
Expeditors International of Washington, Inc.	94,806	11,916,166
Forward Air Corp.	17,002	1,647,324
Hub Group, Inc. Class A (a)	18,343	1,280,525
		24,577,940
Airlines - 0.3%
Allegiant Travel Co. (a)	9,270	2,052,934
American Airlines Group, Inc. (a)(b)	360,003	8,726,473
Frontier Group Holdings, Inc. (a)	120,000	2,558,400
Hawaiian Holdings, Inc. (a)	23,524	606,919
JetBlue Airways Corp. (a)	168,787	3,392,619
Mesa Air Group, Inc. (a)	19,225	186,867
Ryanair Holdings PLC sponsored ADR (a)	54,260	6,334,855
SkyWest, Inc. (a)	27,552	1,350,875
Sun Country Airlines Holdings, Inc. (a)(b)	30,637	1,139,696
United Airlines Holdings, Inc. (a)	176,394	10,292,590
		36,642,228
Building Products - 0.1%
AAON, Inc.	28,630	1,896,738
American Woodmark Corp. (a)	8,946	777,586
Antelope Enterprise Holdings L (a)(b)	10,431	27,538
Apogee Enterprises, Inc.	14,762	561,104
Applied UV, Inc.	4,305	35,516
Builders FirstSource, Inc. (a)	112,573	5,014,001
Caesarstone Sdot-Yam Ltd.	14,609	241,049
CSW Industrials, Inc.	8,215	1,000,751
DIRTT Environmental Solutions Ltd. (a)(b)	41,699	142,611
Gibraltar Industries, Inc. (a)	18,047	1,433,834
Tecnoglass, Inc.	23,615	519,294
UFP Industries, Inc.	32,976	2,622,252
		14,272,274
Commercial Services & Supplies - 0.5%
Aqua Metals, Inc. (a)(b)	36,541	103,411
Casella Waste Systems, Inc. Class A (a)	27,982	1,886,826
CECO Environmental Corp. (a)	21,695	165,533
China Customer Relations Centers, Inc. (a)(b)	11,412	68,016
China Recycling Energy Corp. (a)(b)	2,863	26,941
Cimpress PLC (a)	14,202	1,410,401
Cintas Corp.	57,666	20,387,238
Copart, Inc. (a)	130,518	16,838,127
Driven Brands Holdings, Inc.	92,792	2,748,499
Fuel Tech, Inc. (a)	7,428	15,525
Healthcare Services Group, Inc. (b)	42,504	1,274,695
Heritage-Crystal Clean, Inc. (a)	13,663	420,820
Herman Miller, Inc.	33,262	1,589,924
Interface, Inc.	29,819	487,242
Kimball International, Inc. Class B	14,231	189,557
Matthews International Corp. Class A	14,831	579,447
Odyssey Marine Exploration, Inc. (a)(b)	6,411	42,313
Performant Financial Corp. (a)(b)	26,404	84,493
Perma-Fix Environmental Services, Inc. (a)	9,998	72,486
PICO Holdings, Inc. (a)	19,423	203,942
PyroGenesis Canada, Inc. (a)(b)	65,636	359,029
Recycling Asset Holdings, Inc. (a)(c)	694	24
SP Plus Corp. (a)	13,740	449,161
Stericycle, Inc. (a)	49,751	3,908,439
Tetra Tech, Inc.	29,586	3,534,639
Thunder Bridge Acquisition II Ltd. Class A (a)(b)	22,344	225,674
TOMI Environmental Solutions, Inc. (a)(b)	8,765	22,964
U.S. Ecology, Inc. (a)	16,302	646,048
Virco Manufacturing Co. (a)	950	2,955
VSE Corp.	7,604	361,722
		58,106,091
Construction & Engineering - 0.1%
Concrete Pumping Holdings, Inc. (a)	28,584	229,244
Construction Partners, Inc. Class A (a)	17,350	558,844
Great Lakes Dredge & Dock Corp. (a)	35,442	517,808
IES Holdings, Inc. (a)	11,098	588,860
Infrastructure and Energy Alternatives, Inc. (a)(b)	11,087	128,387
iSun, Inc. (a)(b)	4,788	42,134
Latham Group, Inc. (a)(b)	64,700	2,009,582
Limbach Holdings, Inc. (a)	6,648	62,957
Matrix Service Co. (a)	12,262	133,656
MYR Group, Inc. (a)	9,722	846,203
Northwest Pipe Co. (a)	5,851	185,243
NV5 Global, Inc. (a)	7,838	715,845
Orbital Energy Group, Inc. (a)	27,556	97,824
Primoris Services Corp.	28,950	920,321
Sterling Construction Co., Inc. (a)	15,145	340,763
Willscot Mobile Mini Holdings (a)	126,245	3,661,105
		11,038,776
Electrical Equipment - 0.3%
Advent Technologies Holdings, Inc. Class A (a)(b)	23,862	251,505
Allied Motion Technologies, Inc.	8,863	313,750
American Superconductor Corp. (a)	13,822	206,915
Array Technologies, Inc.	71,241	1,161,228
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	76,311	322,796
Ballard Power Systems, Inc. (a)(b)	163,130	2,825,412
Beam Global (a)(b)	4,471	130,508
Broadwind, Inc. (a)	9,566	45,152
Capstone Turbine Corp. (a)	2,102	15,218
CBAK Energy Technology, Inc. (a)(b)	48,117	201,610
Encore Wire Corp.	10,986	903,049
Energous Corp. (a)(b)	23,137	63,164
Energy Focus, Inc. (a)(b)	617	2,554
Eos Energy Enterprises, Inc. (a)(b)	29,970	607,792
Flux Power Holdings, Inc. (b)	6,183	64,551
FuelCell Energy, Inc. (a)(b)	179,365	1,761,364
Fusion Fuel Green PLC Class A (a)(b)	4,794	69,657
Ideal Power, Inc. (a)	1,812	20,602
LSI Industries, Inc.	17,145	159,449
Nuvve Holding Corp. (a)(b)	17,297	175,219
Ocean Power Technologies, Inc. (a)(b)	22,341	53,395
Orion Energy Systems, Inc. (a)	14,347	91,964
Pioneer Power Solutions, Inc.	9,793	38,976
Plug Power, Inc. (a)	313,519	9,625,033
Polar Power, Inc. (a)(b)	8,285	80,033
Powell Industries, Inc.	6,368	218,804
Preformed Line Products Co.	3,095	230,330
Shoals Technologies Group, Inc.	51,848	1,431,005
Sunrun, Inc. (a)	111,542	4,988,158
Sunworks, Inc. (a)	14,202	122,989
TPI Composites, Inc. (a)	19,766	954,698
Ultralife Corp. (a)	11,042	100,813
Vicor Corp. (a)	17,324	1,560,546
		28,798,239
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	387,800	89,546,898
Icahn Enterprises LP	133,505	7,525,677
Raven Industries, Inc.	18,361	810,271
		97,882,846
Machinery - 0.5%
Agrify Corp.	10,193	95,508
Altra Industrial Motion Corp.	35,733	2,347,301
Astec Industries, Inc.	13,267	909,188
Blue Bird Corp. (a)	16,718	437,343
Columbus McKinnon Corp. (NY Shares)	12,799	648,909
Commercial Vehicle Group, Inc. (a)	21,200	244,436
Eastern Co.	4,547	144,958
Energy Recovery, Inc. (a)	35,074	666,757
ExOne Co. (a)(b)	12,897	274,964
Franklin Electric Co., Inc.	25,745	2,159,748
FreightCar America, Inc. (a)(b)	11,480	70,372
Gencor Industries, Inc. (a)	8,433	105,918
Greenland Technologies Holding Corp. (a)(b)	5,467	46,251
GreenPower Motor Co., Inc. (b)	11,083	182,537
Helios Technologies, Inc.	18,734	1,331,051
Hurco Companies, Inc.	4,416	151,866
Hydrofarm Holdings Group, Inc. (b)	18,775	1,169,495
Kornit Digital Ltd. (a)	25,353	2,641,783
L.B. Foster Co. Class A (a)	5,419	97,488
Lincoln Electric Holdings, Inc.	32,763	4,212,667
LiqTech International, Inc. (a)(b)	14,828	109,727
Manitex International, Inc. (a)	14,236	102,926
Middleby Corp. (a)	30,871	5,071,488
Nikola Corp. (a)(b)	216,728	3,242,251
Nisun International Enterprise (a)(b)	9,549	120,508
NN, Inc. (a)	17,861	134,136
Nordson Corp.	32,168	7,131,324
Omega Flex, Inc. (b)	5,646	830,244
PACCAR, Inc.	191,364	17,521,288
Park-Ohio Holdings Corp.	5,074	187,180
Perma-Pipe International Holdings, Inc. (a)	5,390	35,951
RBC Bearings, Inc. (a)	13,892	2,719,915
Taylor Devices, Inc. (a)	1,759	20,950
The Shyft Group, Inc.	20,942	816,319
TriMas Corp. (a)	25,565	828,817
Twin Disc, Inc. (a)	9,749	134,341
voxeljet AG ADR (a)	2,769	40,870
Westport Fuel Systems, Inc. (a)(b)	72,395	453,193
Woodward, Inc.	34,713	4,414,799
		61,854,767
Marine - 0.0%
Capital Product Partners LP	6,724	84,050
Castor Maritime, Inc. (a)	49,703	151,594
Eagle Bulk Shipping, Inc. (a)(b)	6,979	330,316
EuroDry Ltd. (a)	30,103	549,380
Euroseas Ltd. (a)(b)	2,629	41,328
Globus Maritime Ltd. (a)(b)	9,253	39,973
Golden Ocean Group Ltd. (b)	99,171	988,735
Grindrod Shipping Holdings Ltd. (a)(b)	5,040	43,924
Performance Shipping, Inc. (b)	40,265	179,985
Pyxis Tankers, Inc. (a)(b)	42,562	35,565
Seanergy Martime Holdings Corp. (a)(b)	72,085	72,806
Star Bulk Carriers Corp. (b)	49,906	973,666
		3,491,322
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	22,264	1,595,884
Acacia Research Corp. (a)	26,315	140,785
ATIF Holdings Ltd. (a)	26,801	26,635
Atlas Technical Consultants, Inc. (a)	12,998	143,758
Barrett Business Services, Inc.	3,985	296,763
China Index Holdings Ltd. ADR (a)	30,315	56,689
CoStar Group, Inc. (a)	21,883	18,688,082
CRA International, Inc.	4,701	384,824
DLH Holdings Corp. (a)	3,987	45,372
Exponent, Inc.	28,889	2,635,543
Forrester Research, Inc. (a)	10,756	461,540
Global Internet of People, Inc. (a)(b)	8,860	25,517
Headhunter Group PLC ADR	13,600	559,912
Heidrick & Struggles International, Inc.	8,594	369,886
Hirequest, Inc. (b)	5,866	104,473
Hudson Global, Inc. (a)	1,375	25,878
Huron Consulting Group, Inc. (a)	11,971	654,933
ICF International, Inc.	11,326	995,555
Kelly Services, Inc. Class A (non-vtg.) (a)	21,044	540,199
Kforce, Inc.	10,845	680,090
Lightbridge Corp. (a)(b)	9,119	50,610
ManTech International Corp. Class A	15,383	1,338,475
RCM Technologies, Inc. (a)	4,323	16,427
Red Violet, Inc. (a)(b)	8,743	192,171
Rekor Systems, Inc. (a)(b)	22,727	255,451
Resources Connection, Inc. (b)	22,810	332,570
ShiftPixy, Inc. (a)(b)	8,773	22,547
Upwork, Inc. (a)	69,392	3,266,281
Verisk Analytics, Inc.	90,571	15,653,386
Willdan Group, Inc. (a)	7,167	260,592
		49,820,828
Road & Rail - 0.9%
AMERCO	10,972	6,309,339
ArcBest Corp.	12,968	1,009,429
Avis Budget Group, Inc. (a)	38,458	3,377,382
Covenant Transport Group, Inc. Class A (a)	5,779	130,085
CSX Corp.	422,435	42,294,192
Daseke, Inc. (a)	32,783	237,349
Ezgo Technologies Ltd. (b)	2,944	12,571
Heartland Express, Inc.	44,050	799,508
HyreCar, Inc. (a)	9,338	153,237
J.B. Hunt Transport Services, Inc.	59,047	10,128,922
Landstar System, Inc.	21,474	3,661,317
Lyft, Inc. (a)	172,080	9,824,047
Marten Transport Ltd.	47,473	809,889
MingZhu Logistics Holdings Ltd. (b)	5,623	26,147
Old Dominion Freight Lines, Inc.	65,471	17,379,277
P.A.M. Transportation Services, Inc. (a)	3,501	203,198
Patriot Transportation Holding, Inc.	1,759	19,542
Saia, Inc. (a)	14,496	3,336,399
Td Holdings, Inc. (a)(b)	38,567	39,724
TuSimple Holdings, Inc. (a)(b)	104,883	4,021,214
U.S.A. Truck, Inc. (a)	5,235	80,619
Universal Logistics Holdings, Inc.	17,590	439,750
Werner Enterprises, Inc.	37,001	1,775,678
Yellow Corp. (a)	25,553	162,517
		106,231,332
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	37,931	2,148,412
Code Chain New Continent Ltd. (a)(b)	17,695	47,777
DXP Enterprises, Inc. (a)	8,484	262,071
Fastenal Co.	317,732	16,852,505
H&E Equipment Services, Inc.	19,766	739,248
Houston Wire & Cable Co. (a)	7,080	37,453
Hudson Technologies, Inc. (a)	40,436	114,030
Huttig Building Products, Inc. (a)	17,487	108,944
Lawson Products, Inc. (a)	5,086	307,703
McGrath RentCorp.	12,871	1,103,431
Rush Enterprises, Inc.:
Class A	24,910	1,190,698
Class B	6,706	290,772
Titan Machinery, Inc. (a)	11,661	357,759
Transcat, Inc. (a)	4,527	239,207
Willis Lease Finance Corp. (a)	3,418	151,588
		23,951,598
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR (a)	3,405	173,723
Sino-Global Shipping America Ltd. (a)(b)	11,251	42,079
		215,802

TOTAL INDUSTRIALS		531,994,991

INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 1.3%
ADTRAN, Inc.	23,497	465,476
Applied Optoelectronics, Inc. (a)(b)	20,141	165,760
AudioCodes Ltd.	17,081	551,545
Aviat Networks, Inc. (a)	6,448	238,318
CalAmp Corp. (a)	13,453	186,593
Cambium Networks Corp. (a)	13,989	807,305
Casa Systems, Inc. (a)	43,056	373,726
Ceragon Networks Ltd. (a)(b)	40,973	136,850
Cisco Systems, Inc.	2,331,371	123,329,526
Clearfield, Inc. (a)	9,087	343,670
ClearOne, Inc. (a)	10,289	24,591
CommScope Holding Co., Inc. (a)	110,149	2,237,126
Communications Systems, Inc.	4,332	28,894
COMSovereign Holding Corp. (b)	34,013	79,590
Comtech Telecommunications Corp.	10,821	273,663
Digi International, Inc. (a)	19,090	361,946
DZS, Inc. (a)	11,703	193,685
EchoStar Holding Corp. Class A (a)(b)	23,662	626,806
EMCORE Corp. (a)	20,355	197,444
Ericsson (B Shares) sponsored ADR	208,281	2,797,214
EXFO, Inc. (a)	13,715	50,677
Extreme Networks, Inc. (a)	71,064	812,972
F5 Networks, Inc. (a)	34,371	6,373,415
Franklin Wireless Corp. (a)	5,335	51,216
Genasys, Inc. (a)	20,513	111,796
Gilat Satellite Networks Ltd.	28,312	285,668
Harmonic, Inc. (a)	60,290	420,221
Infinera Corp. (a)(b)	109,028	1,046,669
Inseego Corp. (a)(b)	55,229	474,969
Ituran Location & Control Ltd.	10,985	265,947
KVH Industries, Inc. (a)	10,763	153,803
Lantronix, Inc. (a)(b)	15,008	83,444
Lumentum Holdings, Inc. (a)	42,344	3,445,531
NETGEAR, Inc. (a)	18,625	724,140
NetScout Systems, Inc. (a)	41,313	1,214,602
Ondas Holdings, Inc. (b)	13,139	116,937
PC-Tel, Inc.	11,312	74,546
Radcom Ltd. (a)(b)	13,668	137,637
Radware Ltd. (a)	27,517	803,496
Resonant, Inc. (a)	25,234	82,263
Ribbon Communications, Inc. (a)	79,551	591,859
Sierra Wireless, Inc. (a)(b)	17,296	269,126
Silicom Ltd. (a)	4,848	198,671
Siyata Mobile, Inc. (a)(b)	5,656	44,682
Tessco Technologies, Inc. (a)	10,061	74,854
UTStarcom Holdings Corp. (a)(b)	48,947	64,610
ViaSat, Inc. (a)(b)	38,584	2,051,897
Viavi Solutions, Inc. (a)	136,569	2,394,055
Vislink Technologies, Inc. (a)(b)	25,373	60,134
Westell Technologies, Inc. Class A (a)	5,356	4,230
		155,903,795
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (b)	15,054	634,225
Airgain, Inc. (a)(b)	3,450	68,483
Akoustis Technologies, Inc. (a)	23,599	226,078
Avnet, Inc.	52,649	2,319,715
Bel Fuse, Inc.:
Class A	1,125	19,564
Class B (non-vtg.)	5,258	86,652
CDW Corp.	78,074	12,915,001
Cemtrex, Inc. (a)(b)	30,161	42,527
ClearSign Combustion Corp. (a)	16,057	79,000
Coda Octopus Group, Inc. (a)(b)	2,615	22,411
Cognex Corp.	98,054	7,784,507
Coherent, Inc. (a)	13,614	3,575,173
CPS Technologies Corp. (a)	6,351	40,519
Daktronics, Inc. (a)	31,984	216,212
Data I/O Corp. (a)	15,054	88,216
Deswell Industries, Inc.	1,758	6,909
Digital Ally, Inc. (a)(b)	23,185	40,342
ePlus, Inc. (a)	7,090	670,501
FARO Technologies, Inc. (a)	11,137	842,514
Flex Ltd. (a)	275,758	5,038,099
Frequency Electronics, Inc. (a)	5,274	52,529
Hollysys Automation Technologies Ltd. (b)	30,748	415,098
Identiv, Inc. (a)	10,328	160,910
IEC Electronics Corp. (a)	3,892	43,590
II-VI, Inc. (a)(b)	58,179	3,919,519
Insight Enterprises, Inc. (a)	19,164	2,002,255
Intellicheck, Inc. (a)(b)	10,166	76,245
Interlink Electronics, Inc. (a)	405	4,232
IPG Photonics Corp. (a)	29,805	6,236,994
Iteris, Inc. (a)	22,008	162,199
Itron, Inc. (a)	24,868	2,371,164
KEY Tronic Corp. (a)	6,057	41,369
Kimball Electronics, Inc. (a)	15,945	356,849
LightPath Technologies, Inc. Class A (a)	12,016	28,598
Littelfuse, Inc.	13,581	3,547,900
Luna Innovations, Inc. (a)	21,826	221,534
Magal Security Systems Ltd. (b)	12,188	53,262
Mechanical Technology, Inc. (a)(b)	3,965	31,641
MicroVision, Inc. (a)(b)	87,687	1,367,917
MICT, Inc. (a)	60,111	126,834
Napco Security Technolgies, Inc. (a)	11,834	385,078
National Instruments Corp.	72,866	2,972,933
Neonode, Inc. (a)(b)	3,287	21,168
nLIGHT, Inc. (a)	23,656	693,594
Novanta, Inc. (a)	19,813	2,753,413
OSI Systems, Inc. (a)	9,960	959,746
PC Connection, Inc.	15,743	768,101
Plexus Corp. (a)	16,687	1,648,842
Powerfleet, Inc. (a)	19,674	132,603
Research Frontiers, Inc. (a)(b)	18,055	42,971
Richardson Electronics Ltd.	7,825	66,904
Sanmina Corp. (a)	37,941	1,597,696
ScanSource, Inc. (a)	12,803	390,876
SGOCO Technology Ltd. (a)(b)	47,686	90,603
Supercom Ltd. (a)(b)	8,931	11,432
Trimble, Inc. (a)	139,442	10,847,193
TTM Technologies, Inc. (a)	56,839	861,111
UTime Ltd. (a)(b)	4,556	217,549
Velodyne Lidar, Inc. (a)(b)	104,840	1,011,706
Wayside Technology Group, Inc.	3,243	93,561
Wrap Technologies, Inc. (a)(b)	19,549	175,159
Zebra Technologies Corp. Class A (a)	29,750	14,787,238
		96,466,764
IT Services - 3.5%
21Vianet Group, Inc. ADR (a)	60,471	1,349,713
Affirm Holdings, Inc. (b)	71,828	4,367,861
Akamai Technologies, Inc. (a)	90,568	10,343,771
Alithya Group, Inc. (a)(b)	36,580	76,086
ALJ Regional Holdings, Inc. (a)(b)	36,145	53,856
Amdocs Ltd.	73,258	5,721,450
American Virtual Cloud Technologies, Inc. (a)(b)	11,030	66,842
Automatic Data Processing, Inc.	236,849	46,427,141
BigCommerce Holdings, Inc. (a)(b)	38,362	2,086,509
Brightcove, Inc. (a)	26,601	385,715
Cantaloupe, Inc. (a)	39,215	478,815
Cardtronics PLC (a)	24,580	956,899
Cass Information Systems, Inc.	9,021	411,628
Chindata Group Holdings Ltd. ADR (a)	24,899	403,364
CLPS, Inc. (a)(b)	5,050	21,109
Cognizant Technology Solutions Corp. Class A	293,756	21,021,179
Computer Task Group, Inc. (a)	17,316	176,104
Concentrix Corp. (a)	28,764	4,392,838
Conduent, Inc. (a)	116,630	884,055
Crexendo, Inc. (a)(b)	8,006	43,873
CSG Systems International, Inc.	17,233	758,941
CSP, Inc. (a)	2,765	28,618
Euronet Worldwide, Inc. (a)	29,081	4,351,681
EVO Payments, Inc. Class A (a)	24,859	711,962
Exela Technologies, Inc. (a)(b)	24,688	38,266
ExlService Holdings, Inc. (a)	18,501	1,886,732
Fiserv, Inc. (a)	369,569	42,574,349
Formula Systems (1985) Ltd. ADR	25	2,155
GDS Holdings Ltd. ADR (a)	60,045	4,516,585
GreenBox POS (a)(b)	19,483	209,442
GreenSky, Inc. Class A (a)	39,568	231,868
Grid Dynamics Holdings, Inc. (a)	33,150	509,516
Hackett Group, Inc.	16,264	289,662
i3 Verticals, Inc. Class A (a)	11,599	360,381
IBEX Ltd. (a)	9,134	198,573
Information Services Group, Inc.	25,958	152,114
Innodata, Inc. (a)	11,764	73,643
Inpixon (a)(b)	51,648	54,747
International Money Express, Inc. (a)	22,487	343,376
Jack Henry & Associates, Inc.	42,610	6,568,332
Kingsoft Cloud Holdings Ltd. ADR (b)	52,242	2,040,573
Limelight Networks, Inc. (a)	65,096	201,798
Marathon Digital Holdings, Inc. (a)(b)	54,748	1,356,108
MoneyGram International, Inc. (a)	41,296	404,701
MongoDB, Inc. Class A (a)	33,340	9,733,280
Net 1 UEPS Technologies, Inc. (a)(b)	28,433	141,596
Okta, Inc. (a)	67,098	14,925,279
Paya Holdings, Inc. (a)	62,024	615,278
Paychex, Inc.	200,325	20,260,871
PayPal Holdings, Inc. (a)	647,260	168,300,545
Paysign, Inc. (a)(b)	23,327	77,212
Perficient, Inc. (a)	17,809	1,274,946
PFSweb, Inc. (a)	12,193	91,813
Priority Technology Holdings, Inc. (a)	36,694	284,379
QIWI PLC Class B sponsored ADR	23,534	258,639
Rackspace Technology, Inc. (a)(b)	114,778	2,316,220
Repay Holdings Corp. (a)	43,394	985,478
Research Solutions, Inc. (a)	4,834	11,553
Sabre Corp. (a)(b)	175,407	2,429,387
ServiceSource International, Inc. (a)	61,161	75,840
Steel Connect, Inc. (a)	32,364	64,728
StoneCo Ltd. Class A (a)	146,362	9,655,501
Sykes Enterprises, Inc. (a)	22,354	937,080
Taoping, Inc. (a)	3,739	20,041
Ttec Holdings, Inc.	25,710	2,787,221
Tucows, Inc. (a)	6,556	512,024
Usio, Inc. (a)	11,199	65,290
VeriSign, Inc. (a)	62,452	13,734,444
Verra Mobility Corp. (a)	86,859	1,237,741
Wix.com Ltd. (a)	30,831	8,011,744
		426,341,061
Semiconductors & Semiconductor Equipment - 10.2%
ACM Research, Inc. (a)	9,291	705,930
Advanced Energy Industries, Inc.	21,060	2,148,331
Advanced Micro Devices, Inc. (a)	670,547	53,697,404
Allegro MicroSystems LLC (a)	104,788	2,746,493
Alpha & Omega Semiconductor Ltd. (a)	13,400	431,614
Ambarella, Inc. (a)	19,752	1,982,706
Amkor Technology, Inc.	133,371	2,814,128
Amtech Systems, Inc. (a)	9,588	100,099
Analog Devices, Inc. (b)	204,712	33,695,595
Applied Materials, Inc.	507,106	70,046,552
ASML Holding NV	42,814	28,919,573
Atomera, Inc. (a)(b)	13,904	244,015
Axcelis Technologies, Inc. (a)	19,430	805,179
AXT, Inc. (a)	21,623	220,122
Broadcom, Inc.	225,439	106,481,603
Brooks Automation, Inc.	40,836	4,168,947
Camtek Ltd. (a)	23,975	874,368
Canadian Solar, Inc. (a)(b)	33,213	1,314,571
CEVA, Inc. (a)	12,199	547,369
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,922	126,445
Cirrus Logic, Inc. (a)	32,816	2,561,945
CMC Materials, Inc.	16,067	2,479,620
Cohu, Inc. (a)	26,067	970,214
Cree, Inc. (a)(b)	61,576	6,158,216
CVD Equipment Corp. (a)(b)	4,263	17,947
CyberOptics Corp. (a)	5,253	156,539
Diodes, Inc. (a)	25,857	1,956,599
DSP Group, Inc. (a)	16,168	254,161
Enphase Energy, Inc. (a)	71,429	10,217,918
Entegris, Inc.	75,108	8,596,111
Everspin Technologies, Inc. (a)(b)	13,033	80,153
First Solar, Inc. (a)	58,857	4,479,606
FormFactor, Inc. (a)	42,159	1,486,105
GSI Technology, Inc. (a)	15,609	97,556
Himax Technologies, Inc. sponsored ADR (b)	59,577	781,054
Ichor Holdings Ltd. (a)	14,956	841,425
Impinj, Inc. (a)(b)	13,149	684,405
Intel Corp.	2,245,629	128,270,328
KLA Corp.	85,096	26,966,071
Kopin Corp. (a)	49,279	399,160
Kulicke & Soffa Industries, Inc.	35,634	1,849,405
Lam Research Corp.	78,948	51,304,358
Lattice Semiconductor Corp. (a)	75,683	4,016,497
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,263,098
Marvell Technology, Inc.	375,021	18,113,514
Maxeon Solar Technologies Ltd. (a)(b)	18,202	284,315
Maxim Integrated Products, Inc.	149,293	15,229,379
Microchip Technology, Inc.	148,325	23,279,609
Micron Technology, Inc. (a)	618,449	52,036,299
MKS Instruments, Inc.	30,438	5,729,345
Monolithic Power Systems, Inc.	25,186	8,641,820
Nova Measuring Instruments Ltd. (a)(b)	15,378	1,541,183
NVE Corp.	2,373	165,778
NVIDIA Corp.	342,804	222,747,183
NXP Semiconductors NV	153,033	32,354,237
O2Micro International Ltd. sponsored ADR (a)(b)	16,202	120,381
ON Semiconductor Corp. (a)	228,320	9,141,933
PDF Solutions, Inc. (a)	23,680	412,979
Photronics, Inc. (a)	36,838	498,787
Pixelworks, Inc. (a)	37,111	129,517
Power Integrations, Inc.	32,986	2,711,119
Qorvo, Inc. (a)	62,935	11,499,483
Qualcomm, Inc.	627,570	84,433,268
QuickLogic Corp. (a)	5,932	36,719
Rambus, Inc. (a)	63,437	1,240,828
Rubicon Technology, Inc. (a)	443	4,359
SemiLEDs Corp. (a)(b)	4,500	62,190
Semtech Corp. (a)	36,094	2,273,922
Silicon Laboratories, Inc. (a)	24,354	3,325,782
Silicon Motion Tech Corp. sponsored ADR	18,403	1,214,046
SiTime Corp. (a)	9,292	913,682
SkyWater Technology, Inc. (a)	20,062	522,414
Skyworks Solutions, Inc.	91,388	15,535,960
SMART Global Holdings, Inc. (a)	12,953	613,972
SolarEdge Technologies, Inc. (a)	28,516	7,357,413
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	64,702
Summit Wireless Technologies, Inc. (a)	27,872	117,062
SunPower Corp. (a)(b)	94,340	2,206,613
Synaptics, Inc. (a)	19,301	2,438,295
Teradyne, Inc.	92,307	12,216,831
Texas Instruments, Inc.	507,766	96,384,142
Tower Semiconductor Ltd. (a)	61,304	1,684,021
Ultra Clean Holdings, Inc. (a)	21,918	1,234,641
Universal Display Corp.	26,374	5,693,092
Veeco Instruments, Inc. (a)	28,870	687,683
Xilinx, Inc.	135,810	17,247,870
		1,231,105,903
Software - 14.6%
2U, Inc. (a)(b)	40,526	1,475,957
Absolute Software Corp. (b)	23,903	332,252
ACI Worldwide, Inc. (a)	64,620	2,472,361
ACV Auctions, Inc. Class A (a)	8,524	220,942
Adobe, Inc. (a)	264,523	133,473,015
Agilysys, Inc. (a)	14,089	715,580
Agora, Inc. ADR (a)(b)	28,319	1,265,576
Alarm.com Holdings, Inc. (a)	27,342	2,238,763
Alkami Technology, Inc. (a)	45,862	1,525,829
Allot Ltd. (a)	21,262	409,931
Altair Engineering, Inc. Class A (a)	23,917	1,611,288
American Software, Inc. Class A	20,292	408,275
ANSYS, Inc. (a)	47,996	16,219,768
AppFolio, Inc. (a)	10,392	1,401,777
Appian Corp. Class A (a)(b)	21,665	1,960,249
Aspen Technology, Inc. (a)	37,769	5,154,335
Asure Software, Inc. (a)(b)	12,380	104,611
Atlassian Corp. PLC (a)	73,913	17,242,425
AudioEye, Inc. (a)(b)	4,910	90,049
Aurora Mobile Ltd. ADR (a)(b)	21,727	71,699
Autodesk, Inc. (a)	121,248	34,659,953
Aware, Inc. (a)	13,849	52,626
Benefitfocus, Inc. (a)	14,604	215,993
Bentley Systems, Inc. Class B (b)	146,143	8,382,762
Bio-Key International, Inc. (a)(b)	10,259	41,344
Blackbaud, Inc. (a)	28,221	1,994,942
BlackLine, Inc. (a)	32,196	3,347,418
Bottomline Technologies, Inc. (a)	24,745	924,968
BSQUARE Corp. (a)	7,925	17,594
BTRS Holdings, Inc. (a)	82,523	1,180,079
Cadence Design Systems, Inc. (a)	154,811	19,659,449
CDK Global, Inc.	67,309	3,522,953
Cerence, Inc. (a)(b)	20,732	1,972,235
Check Point Software Technologies Ltd. (a)(b)	78,387	9,169,711
Citrix Systems, Inc.	68,201	7,840,387
Cleanspark, Inc. (a)	17,932	300,540
Cognyte Software Ltd. (a)	35,965	925,739
Color Star Technology Co. Ltd. (a)(b)	55,164	56,267
CommVault Systems, Inc. (a)	26,788	2,040,442
Cornerstone OnDemand, Inc. (a)	36,694	1,613,435
Coupa Software, Inc. (a)	40,038	9,537,052
Crowdstrike Holdings, Inc. (a)	104,498	23,214,231
CyberArk Software Ltd. (a)	21,654	2,740,097
Cyren Ltd. (a)(b)	13,132	7,991
Datadog, Inc. Class A (a)	129,931	11,830,218
Datasea, Inc. (a)(b)	10,484	26,315
Descartes Systems Group, Inc. (a)	47,469	2,774,088
Digimarc Corp. (a)(b)	8,852	307,784
Digital Turbine, Inc. (a)	49,479	3,274,025
Docebo, Inc.	17,300	896,486
DocuSign, Inc. (a)	103,287	20,824,725
Domo, Inc. Class B (a)	15,133	1,006,345
Dropbox, Inc. Class A (a)	186,095	5,089,698
Duck Creek Technologies, Inc. (a)	74,029	2,910,080
Ebix, Inc. (b)	17,007	465,992
eGain Communications Corp. (a)	19,235	193,119
Everbridge, Inc. (a)	20,941	2,460,568
Evolving Systems, Inc. (a)(b)	8,488	15,873
FireEye, Inc. (a)	132,160	2,956,419
Five9, Inc. (a)	36,884	6,532,156
Fortinet, Inc. (a)	90,590	19,797,539
GTY Technology Holdings, Inc. (a)	38,628	231,768
Ideanomics, Inc. (a)(b)	228,858	659,111
Infobird Co. Ltd. (a)	11,582	44,012
Innoviz Technologies Ltd. (a)(b)	72,685	771,188
InterDigital, Inc.	18,354	1,482,636
Intrusion, Inc. (a)(b)	9,227	137,113
Intuit, Inc.	151,313	66,440,025
j2 Global, Inc. (a)(b)	25,296	3,150,111
Jamf Holding Corp. (a)	65,286	2,264,118
JFrog Ltd. (b)	51,911	2,167,284
Karooooo Ltd. (a)	11,529	421,039
Kaspien Holdings, Inc. (a)(b)	477	11,066
KnowBe4, Inc. (a)	4,867	90,770
LivePerson, Inc. (a)	36,995	2,032,875
Magic Software Enterprises Ltd.	31,025	510,051
Manhattan Associates, Inc. (a)	35,271	4,796,151
Marin Software, Inc. (a)(b)	14,390	22,880
Materialise NV ADR (a)(b)	11,968	323,016
McAfee Corp.	91,878	2,308,894
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	3,066	17,813
Microsoft Corp.	4,170,351	1,041,253,238
MicroStrategy, Inc. Class A (a)(b)	4,324	2,032,280
Mimecast Ltd. (a)	35,134	1,756,349
Mitek Systems, Inc. (a)	28,300	479,968
MMTEC, Inc. (a)(b)	12,794	22,006
nCino, Inc. (a)(b)	52,955	3,236,610
Net Element International, Inc. (a)	2,849	29,430
NetSol Technologies, Inc. (a)	6,495	30,072
NICE Systems Ltd. sponsored ADR (a)	28,012	6,228,748
NortonLifeLock, Inc.	325,865	9,013,426
Nuance Communications, Inc. (a)	158,586	8,389,199
Nutanix, Inc. Class A (a)	106,851	3,366,875
NXT-ID, Inc. (a)	34,241	28,927
Oblong, Inc. (a)	11,971	43,215
Onespan, Inc. (a)	24,175	632,176
Open Text Corp.	151,171	7,102,014
Opera Ltd. ADR (a)	15,592	184,921
Park City Group, Inc. (a)	11,886	71,197
Paylocity Holding Corp. (a)	30,228	5,133,621
Pegasystems, Inc.	44,859	5,299,642
Phunware, Inc. (a)(b)	56,490	76,826
Powerbridge Technologies Co. Ltd. (a)(b)	18,068	23,669
Privia Health Group, Inc. (a)	55,690	1,822,734
Progress Software Corp.	24,678	1,099,898
Proofpoint, Inc. (a)	31,996	5,529,229
PTC, Inc. (a)	64,731	8,683,016
QAD, Inc. Class A	12,057	861,593
Qualtrics International, Inc.	50,590	1,742,320
Qualys, Inc. (a)(b)	22,000	2,126,960
Qumu Corp. (a)	9,115	42,749
Rapid7, Inc. (a)	28,819	2,410,709
RealNetworks, Inc. (a)	17,847	42,476
Rimini Street, Inc. (a)	47,719	310,651
Riot Blockchain, Inc. (a)(b)	46,859	1,271,285
Safe-T Group Ltd. ADR (a)(b)	24,878	35,327
Sapiens International Corp. NV	29,656	851,424
SeaChange International, Inc. (a)	35,372	41,032
SecureWorks Corp. (a)	11,955	168,326
SharpSpring, Inc. (a)	7,519	102,634
ShotSpotter, Inc. (a)(b)	7,107	289,326
Smith Micro Software, Inc. (a)	26,575	143,239
Splunk, Inc. (a)	90,249	10,938,179
Sprout Social, Inc. (a)	24,259	1,684,060
SPS Commerce, Inc. (a)	19,702	1,849,230
SS&C Technologies Holdings, Inc.	142,981	10,562,006
Sumo Logic, Inc.	57,543	1,081,808
Support.com, Inc. (a)(b)	16,704	47,105
SVMK, Inc. (a)	77,628	1,509,865
Synchronoss Technologies, Inc. (a)(b)	16,433	47,820
Synopsys, Inc. (a)	84,460	21,481,556
Talend SA ADR (a)	17,339	1,126,515
Telos Corp.	35,661	1,172,534
Tenable Holdings, Inc. (a)	58,467	2,443,921
The Trade Desk, Inc. (a)	23,612	13,887,162
Triterras, Inc. (a)(b)	45,458	281,385
Upland Software, Inc. (a)	17,288	708,635
Varonis Systems, Inc. (a)	58,534	2,827,192
Verb Technology Co., Inc. (a)(b)	21,055	25,477
Verint Systems, Inc. (a)	35,965	1,658,346
Veritone, Inc. (a)(b)	17,092	327,654
Vertex, Inc. Class A (a)(b)	14,677	281,945
Viant Technology, Inc.	5,920	172,805
Workday, Inc. Class A (a)	99,713	22,806,357
Xperi Holding Corp.	60,469	1,295,246
Xunlei Ltd. sponsored ADR (a)	19,615	95,133
Zix Corp. (a)	26,304	183,339
Zoom Video Communications, Inc. Class A (a)	129,760	43,019,333
Zscaler, Inc. (a)	74,811	14,528,296
		1,769,108,482
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	9,283,655	1,156,836,230
Astro-Med, Inc. (a)	3,663	59,524
Avid Technology, Inc. (a)	21,504	664,044
Borqs Technologies, Inc. (a)(b)	40,146	36,890
Boxlight Corp. (a)(b)	32,673	81,683
Canaan, Inc. ADR (a)(b)	68,932	579,029
Corsair Gaming, Inc. (b)	50,700	1,582,854
Ebang International Holdings, Inc. Class A (a)(b)	66,036	190,844
Immersion Corp. (a)	18,807	160,800
Intevac, Inc. (a)	22,851	158,814
Logitech International SA (b)	94,153	11,590,234
Movano, Inc. (a)	16,621	83,105
Nano Dimension Ltd. ADR (a)(b)	95,395	677,305
NetApp, Inc.	123,251	9,535,930
One Stop Systems, Inc. (a)	4,926	28,571
Quantum Corp. (a)	25,956	194,930
Seagate Technology Holdings PLC	131,938	12,633,064
Socket Mobile, Inc. (a)	1,296	7,659
Sonim Technologies, Inc. (a)	70,787	35,953
Stratasys Ltd. (a)(b)	30,018	693,116
Super Micro Computer, Inc. (a)	28,899	1,003,951
Transact Technologies, Inc. (a)	6,575	91,853
Western Digital Corp. (a)	169,685	12,765,403
		1,209,691,786

TOTAL INFORMATION TECHNOLOGY		4,888,617,791

MATERIALS - 0.4%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)	9,725	77,217
AgroFresh Solutions, Inc. (a)	34,342	75,896
Amyris, Inc. (a)	146,537	2,085,222
Balchem Corp.	17,562	2,300,622
CN Energy Group, Inc. (b)	4,799	22,651
Diversey Holdings Ltd. (a)	168,328	2,841,377
Fuwei Films Holdings Co. Ltd. (a)	3,842	31,697
Gulf Resources, Inc. (a)	8,302	51,555
Hawkins, Inc.	11,982	407,628
Innospec, Inc.	15,113	1,528,075
Loop Industries, Inc. (a)(b)	22,788	210,333
Marrone Bio Innovations, Inc. (a)	100,070	140,098
Methanex Corp.	43,441	1,544,328
Northern Technologies International Corp.	5,689	93,755
		11,410,454
Construction Materials - 0.0%
Forterra, Inc. (a)	35,757	835,999
U.S. Concrete, Inc. (a)	10,755	612,927
United States Lime & Minerals, Inc.	3,255	452,933
		1,901,859
Containers & Packaging - 0.1%
Karat Packaging, Inc. (a)	10,117	192,223
Pactiv Evergreen, Inc.	96,857	1,437,358
Silgan Holdings, Inc.	60,123	2,532,982
UFP Technologies, Inc. (a)	5,073	276,174
		4,438,737
Metals & Mining - 0.2%
Century Aluminum Co. (a)	47,905	651,987
China Natural Resources, Inc. (a)(b)	12,136	17,112
Corvus Gold, Inc. (a)(b)	55,356	172,157
Ferroglobe PLC (a)	90,623	467,615
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	3,064	106,627
Huadi International Group Co. Ltd. (a)(b)	1,902	9,700
Hycroft Mining Holding Corp. (a)(b)	31,072	124,909
Kaiser Aluminum Corp.	10,015	1,295,841
Largo Resources Ltd. (a)	7,447	109,024
Olympic Steel, Inc.	8,257	295,188
Pan American Silver Corp.	118,840	3,997,778
Perpetua Resources Corp. (a)	24,662	190,391
Piedmont Lithium, Inc. (a)(b)	4,409	286,144
Ramaco Resources, Inc. (a)(b)	21,088	121,256
Royal Gold, Inc.	37,519	4,643,727
Schnitzer Steel Industries, Inc. Class A	12,350	672,828
SSR Mining, Inc. (b)	123,685	2,294,357
Steel Dynamics, Inc.	118,191	7,378,664
Synalloy Corp. (a)	6,143	60,631
U.S. Gold Corp. (a)	1,706	20,899
Universal Stainless & Alloy Products, Inc. (a)	7,722	83,012
ZK International Group Co. Ltd. (a)(b)	9,529	41,928
		23,041,775
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	32,688	485,090

TOTAL MATERIALS		41,277,915

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Finance Trust, Inc.	70,901	645,199
Brookfield Property REIT, Inc. Class A	26,801	502,251
CareTrust (REIT), Inc.	57,669	1,342,534
CIM Commercial Trust Corp.	10,595	126,928
CyrusOne, Inc.	66,691	4,918,461
Diversified Healthcare Trust (SBI)	125,534	455,688
East Stone Acquisition Corp. (a)	10,409	104,610
Equinix, Inc.	49,592	36,535,418
Gaming & Leisure Properties	128,731	5,967,969
Gladstone Commercial Corp.	18,518	401,285
Gladstone Land Corp.	13,642	315,539
Global Self Storage, Inc.	5,948	32,655
Host Hotels & Resorts, Inc. (a)	391,220	6,717,247
Indus Realty Trust, Inc.	3,499	230,444
Industrial Logistics Properties Trust	36,786	921,857
Lamar Advertising Co. Class A	48,162	5,048,341
Medalist Diversified (REIT), Inc. (a)	12,929	18,488
Office Properties Income Trust	15,065	440,350
Potlatch Corp.	38,372	2,309,994
Regency Centers Corp.	96,389	6,226,729
Retail Opportunity Investments Corp.	70,063	1,251,325
Sabra Health Care REIT, Inc.	122,517	2,140,372
SBA Communications Corp. Class A	60,813	18,129,572
Service Properties Trust	89,889	1,129,006
Uniti Group, Inc.	130,929	1,421,889
Wheeler REIT, Inc. (a)	15,634	65,037
		97,399,188
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (b)	3,984	16,215
Altisource Portfolio Solutions SA (a)	7,869	53,745
Brookfield Property Partners LP	243,998	4,584,722
China HGS Real Estate, Inc. (a)(b)	6,970	13,382
Colliers International Group, Inc.	20,510	2,276,405
Cresud S.A.C.I.F. y A. sponsored ADR (a)(b)	21,742	136,757
eXp World Holdings, Inc. (a)(b)	77,233	2,491,537
Fathom Holdings, Inc. (a)(b)	7,329	242,004
FirstService Corp.	24,577	3,991,059
FRP Holdings, Inc. (a)	6,217	356,421
Gyrodyne LLC (a)	1,080	13,500
IRSA Propiedades Comerciales SA sponsored ADR (b)	3,524	31,857
Landmark Infrastructure Partners LP	12,077	157,243
Newmark Group, Inc.	88,360	1,139,844
Opendoor Technologies, Inc. (a)(b)	317,867	4,977,797
Redfin Corp. (a)	56,727	3,348,595
Stratus Properties, Inc. (a)	4,684	127,264
The RMR Group, Inc.	6,892	269,615
Ucommune International Ltd. (a)(b)	38,568	88,706
		24,316,668

TOTAL REAL ESTATE		121,715,856

UTILITIES - 0.7%
Electric Utilities - 0.7%
Alliant Energy Corp.	139,857	7,992,828
American Electric Power Co., Inc.	276,770	23,802,220
Exelon Corp.	534,076	24,097,509
MGE Energy, Inc.	19,112	1,433,782
Otter Tail Corp.	23,594	1,131,804
Spark Energy, Inc. Class A, (b)	7,308	75,930
Xcel Energy, Inc.	299,868	21,254,644
		79,788,717
Gas Utilities - 0.0%
RGC Resources, Inc.	5,446	124,604
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	59,816	2,174,312
FTC Solar, Inc. (a)	43,800	471,288
Montauk Renewables, Inc. (b)	78,659	762,992
VivoPower International PLC (a)(b)	8,836	60,968
		3,469,560
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	29,004	1,837,403
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	255,894
Cadiz, Inc. (a)(b)	22,934	315,572
Consolidated Water Co., Inc. (b)	7,912	97,397
Global Water Resources, Inc.	13,586	232,049
Middlesex Water Co.	10,525	904,729
Pure Cycle Corp. (a)	13,933	197,013
York Water Co.	8,284	416,934
		2,419,588

TOTAL UTILITIES		87,639,872

TOTAL COMMON STOCKS
(Cost $5,123,986,297)		12,064,644,258

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.
(Cost $16,402)	1,005	24,522

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.06% (e)	31,205,673	31,211,914
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	524,746,607	524,799,082
TOTAL MONEY MARKET FUNDS
(Cost $556,010,996)		556,010,996
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $5,680,013,695)		12,620,679,776
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(527,450,980)
NET ASSETS - 100%		$12,093,228,796

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	108	June 2021	$29,562,840	$1,239,113	$1,239,113

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,501
Fidelity Securities Lending Cash Central Fund	6,417,671
Total	$6,432,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,128,361,246	$2,128,350,001	$--	$11,245
Consumer Discretionary	1,966,636,964	1,966,635,617	--	1,347
Consumer Staples	431,369,481	431,369,481	--	--
Energy	47,557,120	47,557,120	--	--
Financials	597,485,443	597,269,673	--	215,770
Health Care	1,222,012,101	1,221,752,859	11,614	247,628
Industrials	531,994,991	531,994,967	--	24
Information Technology	4,888,617,791	4,888,617,791	--	--
Materials	41,277,915	41,277,915	--	--
Real Estate	121,715,856	121,715,856	--	--
Utilities	87,639,872	87,639,872	--	--
Money Market Funds	556,010,996	556,010,996	--	--
Total Investments in Securities:	$12,620,679,776	$12,620,192,148	$11,614	$476,014
Derivative Instruments:
Assets
Futures Contracts	$1,239,113	$1,239,113	$--	$--
Total Assets	$1,239,113	$1,239,113	$--	$--
Total Derivative Instruments:	$1,239,113	$1,239,113	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,239,113	$0
Total Equity Risk	1,239,113	0
Total Value of Derivatives	$1,239,113	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $509,324,319) — See accompanying schedule: Unaffiliated issuers (cost $5,124,002,699)	$12,064,668,780
Fidelity Central Funds (cost $556,010,996)	556,010,996
Total Investment in Securities (cost $5,680,013,695)		$12,620,679,776
Segregated cash with brokers for derivative instruments		2,080,000
Cash		1,789,624
Foreign currency held at value (cost $313)		354
Receivable for fund shares sold		7,348,105
Dividends receivable		7,260,907
Distributions receivable from Fidelity Central Funds		1,069,220
Receivable for daily variation margin on futures contracts		57,061
Prepaid expenses		1,804
Receivable from investment adviser for expense reductions		527,018
Total assets		12,640,813,869
Liabilities
Payable for investments purchased	$4,388,876
Payable for fund shares redeemed	15,012,547
Accrued management fee	2,377,251
Other affiliated payables	998,854
Other payables and accrued expenses	84,097
Collateral on securities loaned	524,723,448
Total liabilities		547,585,073
Net Assets		$12,093,228,796
Net Assets consist of:
Paid in capital		$5,126,978,340
Total accumulated earnings (loss)		6,966,250,456
Net Assets		$12,093,228,796
Net Asset Value, offering price and redemption price per share ($12,093,228,796 ÷ 69,893,222 shares)		$173.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$42,771,729
Income from Fidelity Central Funds (including $6,417,671 from security lending)		6,432,172
Total income		49,203,901
Expenses
Management fee	$13,828,878
Transfer agent fees	5,762,033
Accounting fees	50,000
Custodian fees and expenses	68,574
Independent trustees' fees and expenses	102,272
Registration fees	156,287
Audit	41,235
Legal	17,404
Miscellaneous	21,743
Total expenses before reductions	20,048,426
Expense reductions	(3,260,667)
Total expenses after reductions		16,787,759
Net investment income (loss)		32,416,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,765,843
Fidelity Central Funds	995
Foreign currency transactions	548,210
Futures contracts	6,095,468
Total net realized gain (loss)		43,410,516
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,269,621,732
Assets and liabilities in foreign currencies	(379,997)
Futures contracts	(1,388,257)
Total change in net unrealized appreciation (depreciation)		1,267,853,478
Net gain (loss)		1,311,263,994
Net increase (decrease) in net assets resulting from operations		$1,343,680,136

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,416,142	$69,157,497
Net realized gain (loss)	43,410,516	38,522,896
Change in net unrealized appreciation (depreciation)	1,267,853,478	2,873,388,510
Net increase (decrease) in net assets resulting from operations	1,343,680,136	2,981,068,903
Distributions to shareholders	(72,649,348)	(314,082,075)
Share transactions
Proceeds from sales of shares	1,842,982,817	3,001,514,559
Reinvestment of distributions	68,602,714	298,187,514
Cost of shares redeemed	(1,255,286,543)	(2,955,078,158)
Net increase (decrease) in net assets resulting from share transactions	656,298,988	344,623,915
Total increase (decrease) in net assets	1,927,329,776	3,011,610,743
Net Assets
Beginning of period	10,165,899,020	7,154,288,277
End of period	$12,093,228,796	$10,165,899,020
Other Information
Shares
Sold	11,016,840	24,570,358
Issued in reinvestment of distributions	425,312	2,637,194
Redeemed	(7,521,768)	(24,222,462)
Net increase (decrease)	3,920,384	2,985,090

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$154.09	$113.58	$96.86	$90.92	$70.45	$67.89
Income from Investment Operations
Net investment income (loss)A	.47	1.04	1.12	.89	.76	.78
Net realized and unrealized gain (loss)	19.55	44.44	17.26	5.71	20.38	2.80
Total from investment operations	20.02	45.48	18.38	6.60	21.14	3.58
Distributions from net investment income	(1.09)	(1.11)B	(.81)	(.64)	(.65)	(.55)
Distributions from net realized gain	–	(3.86)B	(.85)	(.02)	(.03)	(.48)
Total distributions	(1.09)	(4.97)	(1.66)	(.66)	(.67)C	(1.03)
Redemption fees added to paid in capitalA	–	–	–	–	–D	.01
Net asset value, end of period	$173.02	$154.09	$113.58	$96.86	$90.92	$70.45
Total ReturnE,F	13.04%	41.63%	19.55%	7.30%	30.26%	5.43%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.40%	.41%	.42%
Expenses net of fee waivers, if any	.29%I	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%I	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.56%I	.84%	1.10%	.90%	.94%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$12,093,229	$10,165,899	$7,154,288	$6,002,333	$4,899,784	$2,715,137
Portfolio turnover rateJ	9%I	17%	6%	15%	11%	4%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,110,493,898
Gross unrealized depreciation	(182,440,661)
Net unrealized appreciation (depreciation)	$6,928,053,237
Tax cost	$5,693,865,652

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(25,939,687)
Total capital loss carryforward	$(25,939,687)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	1,170,066,132	492,795,514

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nasdaq Composite Index Fund	–(a)

 (a) Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Nasdaq Composite Index Fund	$10,810

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nasdaq Composite Index Fund	$702,032	$80,000	$4,007,736

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $3,260,320.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $347.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Nasdaq Composite Index Fund	.29%
Actual		$1,000.00	$1,130.40	$1.54
Hypothetical-C		$1,000.00	$1,023.49	$1.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable, (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board of Trustees, including a majority of the Independent Trustees (together, the Board), determined to renew the fund's Advisory Contracts through November 30, 2021. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. Certain Independent Trustees, currently engaged in a review in response to an individual shareholder's demand, abstained from the May 2021 vote.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's and Geode's investments in business continuity planning, and their success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended September 30, 2020. The Board considered that the fund's investment strategy is more specialized than most funds in its Total Mapped Group, which do not track the same index as the fund. When compared to a subset of funds in the Total Mapped Group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund is below the median.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total expense ratio ranked above the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the fund's investment strategy is more specialized than most funds in its Total Mapped Group, which do not track the same index as the fund. When compared to a subset of funds in the Total Mapped Group that track the Nasdaq 100 (comprising 100 of the largest non-financial stocks in the Nasdaq Composite), the fund's total expense ratio is below the median.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through March 31, 2022.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EIF-SANN-0721
1.795567.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021